Putnam
Asset
Allocation
Funds

SEMIANNUAL REPORT
March 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]


Performance highlights

  Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.

[GRAPHIC OMITTED: horizontal bar chart: TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                   25%

Small-cap growth stocks                   15

Value Stocks                              25

International equities                    15

Domestic fixed-income securities           5

International fixed-income securities      5

High-yield securities                      5

Cash and money market securities           5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

[GRAPHIC OMITTED: horizontal bar chart: TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                   20%

Small-cap growth stocks                   10

Value Stocks                              20

International equities                    15

Domestic fixed-income securities          10

International fixed-income securities     10

High-yield securities                     10

Cash and money market securities           5

* Conservative Portfolio is designed to seek income, while protecting the original value of the investment, for investors concerned about maintaining their purchasing power.

[GRAPHIC OMITTED: horizontal bar chart: TARGETED PORTFOLIO STRUCTURE]

Targeted portfolio structure*

Large-cap growth stocks                   10%

Small-cap growth stocks                    5

Value Stocks                              10

International equities                    10

Domestic fixed-income securities          35

International fixed-income securities     15

High-yield securities                     10

Cash and money market securities           5

Footnote reads:
* The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all securities markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]
(copyright) Karsh, Ottawa


Dear Shareholder:

Rarely has the concept of diversification been more appropriate than in today's unsettled securities markets. Rarely has the need for depth of experience and breadth of expertise been greater than in the management of investment portfolios in this challenging environment.

Putnam Asset Allocation Funds provide shareholders with diversification across a worldwide spectrum of markets and within a full spectrum of asset classes. The funds' various portfolios can accommodate a wide range of investment objectives.

In the report that follows, your funds' managers discuss in depth the market and economic environment that prevailed throughout the first half of fiscal 1997 and how it affected portfolio performance. Then they look at prospects for the year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 21, 1997



Report from the Fund Managers
Peter Carman
Gary N. Coburn
William J. Landes

The six months ended March 31, 1997, were marked by a number of significant events in the global financial markets. Most familiar to investors may be the March 11 record high of the Dow Jones Industrial Average, a well-known market index of 30 large-company stocks, and the Federal Reserve Board's interest-rate revision on March 25. During this opening half of fiscal 1997, all three portfolios of Putnam Asset Allocation Funds turned in positive performance at net asset value.

For the first time over the life of the three portfolios, the Balanced Portfolio led its stablemates with class A shares posting a total return of 5.23% at net asset value for the semiannual period. Class A shares of the Growth Portfolio nearly matched that performance with a six-month total return of 4.87%, while the Conservative Portfolio, with its greater emphasis on income and preservation of capital, returned 4.28%, both also at net asset value. Returns at public offering price for the Balanced Portfolio, the Growth Portfolio, and the Conservative Portfolio were -0.79%, -1.19%, and -1.70%, respectively. Results for other share classes will differ and can be viewed in the portfolio and performance summary that begins on page 8.

* U.S. MARKETS REACT TO THREAT, THEN REALITY OF RISING RATES

Fiscal 1997 began right where 1996 left off for the U.S. economy, with stocks continuing to outperform bonds. Although inflation figures remained benign through the first few months of calendar 1997, economic indicators showed that the economy was continuing to expand and gain momentum. In an attempt to cool consumer and business borrowing and spending and thereby to extend the economy's seven-year run of positive growth, the Fed boosted its target federal funds rate for the first time in more than two years. The increase of 25 basis points, or one quarter of one percentage point, in the rate banks charge each other for overnight loans had long been anticipated, but it nevertheless put downward pressure on U.S. investments.

Stocks. Strong earnings growth, falling interest rates, and low inflation have combined in recent years to bring about one of the great bull markets in U.S. history. In the past several months, however, each of these trends has begun to reverse itself. Earnings momentum has slowed, long-term interest rates have crept up, and inflation, while not measurably higher, has prompted the aforementioned tightening of monetary policy.

In this economic climate, a market correction is possible. A prolonged correction may be averted, however, by the generally solid condition of U.S. companies and the slowing but still healthy rate of earnings growth. In the face of uncertainty and to protect gains made in the last two years, Putnam Management underweighted U.S. stock holdings relative to their overseas counterparts.

Bonds. The current economic environment is also unfavorable to domestic fixed-income securities. The unemployment rate has dropped low enough to begin exerting upward pressure on wage costs, thus furthering inflationary fears. Continuing to underperform stocks by a wide margin, the U.S. bond market underwent a selloff late in the period in anticipation of the Fed's eventual increase in short-term rates. Given the likelihood of further fiscal tightening, Putnam Management foresees a continued drop in bond prices over the near term.

The longer-term prospects for U.S. fixed-income securities are somewhat brighter. Should the effects of the Fed's tighter policy result in slower economic growth later in the year, bond yields may move lower and push prices back up. Additionally U.S. bonds may be buoyed by their relative value when compared with the value of most international government bonds.


[GRAPHIC OMITTED: worm chart: WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

Growth of a $10,000 investment

(Plot points)

           (U.S. high       (U.S. gov         (International
Date      yield bonds)     securities)            bonds)

 3/31/96     $10,000         10,000              10,000
 4/30/96      10,054          9,944               9,979
 5/31/96      10,135          9,924               9,984
 6/30/96      10,158         10,057              10,040
 7/31/96      10,249         10,084              10,317
 8/31/96      10,361         10,067              10,387
 9/30/96      10,539         10,243              10,367
10/31/96      10,627         10,470              10,542
11/30/96      10,793         10,649              10,663
12/31/96      11,004         10,550              10,587
 1/31/97      11,084         10,582              10,157
 2/28/97      11,292         10,609              10,039
 3/31/97      11,166         10,491               9,975

Footnote reads:
1First Boston High Yield Bond Index.
2Lehman Brothers Aggregate Bond Index.
3Salomon Brothers Non-U.S. World Government Bond Index. See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.



Moving into the second half of fiscal 1997, Putnam Management retains a neutral outlook on the U.S. fixed-income market as a whole. Within your funds' portfolios, the fund managers plan to emphasize U.S. investment-grade bonds at the expense of international bonds as the year goes on.

* CYCLICAL ECONOMIC ACCELERATION PROPELS SELECTED INTERNATIONAL MARKETS

As discussed in your funds' most recent annual report, economies around the world move at different paces in what Putnam Management refers to as the desynchronization of the global economic cycle. Among overseas economies, Germany and other Continental European countries currently outshine nations such as Japan and the United Kingdom in terms of accelerating fundamentals.

Stocks. After a strong performance in fiscal 1996, Germany's equity market continues to display positive fundamentals, despite turbulence at period's end brought about by the possibility that Continental Europe's financial leader might cause delays in the formation of the European Monetary Union. Putnam Management believes that prospects for the German market remain favorable with a focus on attractive valuations, earnings, interest rates, and export levels.

Stocks have rallied over the last few months in the United Kingdom, but worsening valuations, a poor interest-rate outlook, and the national elections are likely to combine for an adverse market environment. Putnam Management has correspondingly underweighted portfolio holdings in U.K. stocks.

Japanese equities suffered some losses early in the funds' fiscal year, going on to recover slightly and then languishing in a stubborn trading range. Volatility is the next likely trend in Japan's stock market, creating even more of a need for careful stock selection. Putnam Management expects the most promising opportunities to arise in the stocks of companies that export consumer durables, electronics, and automobiles.

Bonds. As expected, foreign bonds generally were unable to continue last year's outperformance of U.S. fixed-income securities. Japanese bonds were among the top global performers, but a weak yen, an overvalued market, and a troubled economy make them a less-than-desirable investment at this time. Germany and the United Kingdom, although at different points in their economic cycles, are both undergoing economic expansion that leaves their respective bond markets with little or no room to grow. Overall, Putnam Management plans to switch its fixed-income emphasis to favor the U.S. market.



[GRAPHIC OMITTED:worm chart: WORLD EQUITY MARKETS]

WORLD EQUITY MARKETS

Growth of a $10,000 Investment

(Plot points)

            (large-cap   (small-cap   (international
Date         growth)      growth)        stocks)

 3/31/96     $10,000      10,000         10,000
 4/30/96      10,147      10,535         10,291
 5/31/96      10,409      10,950         10,101
 6/30/96      10,448      10,500         10,158
 7/31/96       9,987       9,583          9,861
 8/31/96      10,198      10,139          9,883
 9/30/96      10,771      10,536         10,145
10/31/96      11,068      10,373         10,042
11/30/96      11,904      10,801         10,441
12/31/96      11,668      11,084         10,307
 1/31/97      12,397      11,305          9,946
 2/28/97      12,494      11,031         10,109
 3/31/97      11,982      10,511         10,145

Footnote reads:
1Standard & Poor's [REGISTRATION MARK] 500 Index.
2Russell 2000 Index.
3Morgan Stanley Capital International (MSCI)
EAFE Index. See page 12 for descriptions of the indexes.
Past performance is not indicative of future results.
This is not intended to represent the returns of any fund.

* STRATEGY AND OUTLOOK

As the first half of fiscal 1997 closed, so too may the market's lavish rewards of the past few years have ended as well. In this changing environment, Putnam Management believes that investors in all three portfolios will be well served by reduced exposure to riskier assets and by greater international diversification. These strategies will be implemented, within the context of each portfolio's investment objective and risk profile, through allocation adjustments that underweight U.S. equities in favor of European and emerging equity markets and that reduce exposure to fixed-income securities, especially those overseas, in favor of cash.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 3/31/97, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments. Higher-yielding lower-rated bonds involve greater risk of nonpayment of principal and interest than investment-grade bonds. Small-capitalization stocks may be more volatile than those of larger companies but offer greater growth potential.



Performance summary


* GROWTH PORTFOLIO

  TOTAL RETURN FOR PERIODS ENDED 3/31/97
  Change in value during period plus reinvested distributions

Inception        Class A     Class B        Class C         Class M
dates            (2/8/94)    (2/16/94)      (9/1/94)         (2/3/95)
               NAV     POP  NAV     CDSC   NAV    CDSC     NAV     POP
----------------------------------------------------------------------
6 months      4.87% -1.19%  4.40%  -0.57%  4.43%  3.44%  4.59%   0.93%
----------------------------------------------------------------------
1 year       13.74   7.22  12.79    7.79  12.86  11.86  13.08    9.12
----------------------------------------------------------------------
Life of
class        48.75  40.18  45.45   42.45  46.01  46.01  47.51   42.41
Annual
average      13.48  11.36  12.76   12.01  15.80  15.80  19.72   17.78
----------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/97

                  Class A      Class B      Class C       Class M
Share value     NAV     POP      NAV          NAV        NAV     POP
----------------------------------------------------------------------
9/30/96       $11.41  $12.11    $11.29      $11.24      $11.32  $11.73
----------------------------------------------------------------------
3/31/97        11.33   12.02     11.22       11.15       11.23   11.64
----------------------------------------------------------------------

                                          Capital gains
                           Investment     Long      Short
Distributions     Number     income       term       term      Total
----------------------------------------------------------------------
Class A              1       $0.164      $0.261     $0.206     $0.631
----------------------------------------------------------------------
Class B              1        0.097       0.261      0.206      0.564
----------------------------------------------------------------------
Class C              1        0.118       0.261      0.206      0.585
----------------------------------------------------------------------
Class M              1        0.139       0.261      0.206      0.606
----------------------------------------------------------------------

Performance data represent past results and the life-of-class data reflect an expense limitation in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC reflects the applicable contingent deferred sales charge; the maximum for class B shares is 5% and for class C shares, 1%. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Past performance is not indicative of future results.

* BALANCED PORTFOLIO

  TOTAL RETURN FOR PERIODS ENDED 3/31/97
  Change in value during period plus reinvested distributions

Inception      Class A       Class B         Class C          Class M
dates         (2/7/94)      (2/11/94)       (9/1/94)          (2/6/95)
             NAV     POP   NAV     CDSC    NAV     CDSC     NAV     POP
-----------------------------------------------------------------------
6 months    5.23%  -0.79%  4.89%  -0.02%  4.82%   3.83%    5.02%  1.33%
-----------------------------------------------------------------------
1 year     13.80    7.25  12.95    7.95  12.89   11.89    13.21   9.28
-----------------------------------------------------------------------
Life of
class      44.54   36.21  41.30   38.30  42.70   42.70    44.38  39.37
Annual
average    12.41   10.31  11.60   10.92  14.78   14.78    18.63  16.70
-----------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/97

                 Class A      Class B      Class C          Class M
Share value     NAV     POP     NAV          NAV          NAV     POP
-----------------------------------------------------------------------
9/30/96       $10.71  $11.36  $10.67       $10.64       $10.71  $11.10
-----------------------------------------------------------------------
3/31/97        10.53   11.17   10.49        10.45        10.53   10.91
-----------------------------------------------------------------------

                                          Capital gains
                           Investment     Long     Short
Distributions     Number     income       term      term      Total
-----------------------------------------------------------------------
Class A             2        $0.205     $0.313     $0.218     $0.736
-----------------------------------------------------------------------
Class B             2         0.167      0.313      0.218      0.698
-----------------------------------------------------------------------
Class C             2         0.168      0.313      0.218      0.699
-----------------------------------------------------------------------
Class M             2         0.182      0.313      0.218      0.713
-----------------------------------------------------------------------

Performance data represent past results and the life-of-class data reflect an expense limitation in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC reflects the applicable contingent deferred sales charge; the maximum for class B shares is 5% and for class C shares, 1%. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Past performance is not indicative of future results.

* CONSERVATIVE PORTFOLIO

  TOTAL RETURN FOR PERIODS ENDED 3/31/97
  Change in value during period plus reinvested distributions

Inception     Class A       Class B         Class C         Class M
dates         (2/7/94)     (2/18/94)       (9/1/94)         (2/7/95)
            NAV     POP   NAV     CDSC   NAV     CDSC     NAV     POP
-----------------------------------------------------------------------
6 months   4.28%  -1.70%  3.91%  -1.02%  4.03%  3.04%   4.07%     0.43%
-----------------------------------------------------------------------
1 year     9.81    3.48   9.04    4.04   9.18   8.18    9.37      5.51
-----------------------------------------------------------------------
Life of
class     30.99   23.44  28.03   25.03  30.90  30.90   31.78     27.14
Annual
average    8.95    6.92   8.24    7.42  11.00  11.00   13.70     11.82
-----------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/97

                  Class A     Class B     Class C           Class M
Share value     NAV     POP     NAV          NAV          NAV     POP
-----------------------------------------------------------------------
9/30/96        $9.69  $10.28   $9.66        $9.64        $9.67  $10.02
-----------------------------------------------------------------------
3/31/97         9.56   10.14    9.53         9.52         9.54    9.89
-----------------------------------------------------------------------

                                         Capital gains
                           Investment   Long     Short
Distributions     Number     income     term     term        Total
-----------------------------------------------------------------------
Class A             2     $0.217     $0.133     $0.194     $0.544
-----------------------------------------------------------------------
Class B             2      0.181      0.133      0.194      0.508
-----------------------------------------------------------------------
Class C             2      0.181      0.133      0.194      0.508
-----------------------------------------------------------------------
Class M             2      0.196      0.133      0.194      0.523
-----------------------------------------------------------------------

Performance data represent past results and the life-of-class data reflect an expense limitation in effect until 9/30/95. Without the limitation, the funds' total return would have been lower. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC reflects the applicable contingent deferred sales charge; the maximum for class B shares is 5% and for class C shares, 1%. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Past performance is not indicative of future results.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/97
(Cumulative total returns)

                 Lehman Bros.    Standard     Russell   First Boston
                  Aggregate      & Poor's      2000      High Yield
                 Bond Index     500 Index      Index     Bond Index
---------------------------------------------------------------------
6 months           2.42%          11.24%      -0.24%        5.95%
---------------------------------------------------------------------
1 year             4.91           19.82        5.11        11.66
---------------------------------------------------------------------
Life of class A1  16.95           70.14       35.08        30.28
Annual average     5.08           18.30        9.98         8.73
---------------------------------------------------------------------
Life of class B
(Growth and
Conservative)2    19.02           74.88       35.57        30.09
Annual average     5.80           19.86       10.36         8.90
---------------------------------------------------------------------
Life of class B
(Balanced)        16.95           70.14       35.08        30.28
Annual average     5.08           18.30        9.98         8.73
---------------------------------------------------------------------
Life of class C1  20.75           69.36       38.81        34.39
Annual average     7.58           22.64       13.54        12.13
---------------------------------------------------------------------
Life of class M3  19.72           69.24       43.71        32.51
Annual Average     8.68           27.54       18.25        13.91
---------------------------------------------------------------------

1 For the period 1/31/94 through 3/31/97: inception date for Growth Portfolio class A is 2/8/94; for Balanced and Conservative portfolios, class A inception dates are 2/7/94.

2 For the period 2/28/94 through 3/31/97: the inception dates for class B shares are 2/16/94 and 2/18/94 for Growth and Conservative portfolios. For the period 1/31/94 through 3/31/97: the inception date for class B shares of the Balanced Portfolio is 2/11/94.

2 For the period 8/31/94 through 3/31/97: Growth, Balanced, and
Conservative portfolios class C inception dates are 9/1/94.

4 For the period 1/31/95 through 3/31/97: Growth, Balanced, and
Conservative portfolios class M inception dates are 2/3/95, 2/6/95, and 2/7/95, respectively.



COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of U.S. stock market performance.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries.

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. It is not possible to invest directly into an index. Past performance is not indicative of future results.



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your funds' assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.




Portfolio of investments owned
March 31, 1997 (Unaudited)


                                                      GROWTH                      BALANCED                   CONSERVATIVE
                                                              73.4%                           60.7%                       33.4%
COMMON STOCKS*                                 Shares        Value         Shares            Value       Shares          Value

Advertising                                                    0.2%                            0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co. +                        17,700     $358,425         16,400         $332,100        3,100        $62,775
Outdoor Systems, Inc. +                        12,925      386,134         11,500          343,563        2,275         67,966
Universal Outdoor Holdings, Inc. +             14,100      408,900         13,100          379,900        2,500         72,500
                                                      ------------                    ------------                ------------
                                                         1,153,459                       1,055,563                     203,241

Aerospace and Defense                                          2.1%                            1.7%                        0.9%
-------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                     47,200    4,655,100         50,300        4,960,838        9,800        966,525
General Motors Corp. Class H                   72,400    3,927,700         78,200        4,242,350       15,600        846,300
Northrop Grumman Corp.                         59,300    4,484,563         64,000        4,840,000       12,700        960,438
REMEC, Inc. +                                  24,000      516,000         22,150          476,225        4,250         91,375
Smiths Industries PLC (United Kingdom)         45,500      594,348         60,500          790,287       16,100        210,308
Textron, Inc.                                  26,400    2,772,000         28,100        2,950,500        5,500        577,500
                                                      ------------                    ------------                ------------
                                                        16,949,711                      18,260,200                   3,652,446

Agriculture                                                     --%                             --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
PSF Holdings LLC Class A +                      3,305       87,583         12,885          341,453        4,186        110,929

Automotive                                                     1.8%                            1.6%                        0.9%
-------------------------------------------------------------------------------------------------------------------------------
Autoliv AB (Sweden)                            10,382      446,200         17,500          752,119        4,500        193,402
Bayerische Motoren Werke (BMW)
AG (Germany)                                    2,600    2,094,272          3,206        2,582,399          850        684,666
Bridgestone Corp. (Japan)                      63,000    1,182,334         88,000        1,651,514       22,000        412,878
Edaran Otomobil Nasional Berhad
(Malaysia)                                     22,000      221,882         36,000          363,079        7,000         70,599
General Motors Corp.                           80,300    4,446,613         86,700        4,801,013       17,300        957,988
Magna International, Inc. Class A (Canada)     99,500    4,937,688        112,700        5,592,738       22,700      1,126,488
Michelin Corp. Class B (France)                22,718    1,346,416         30,182        1,788,781        7,930        469,983
                                                      ------------                    ------------                ------------
                                                        14,675,405                      17,531,643                   3,916,004

Basic Industrial Products                                      1.2%                            1.0%                        0.6%
-------------------------------------------------------------------------------------------------------------------------------
Ade Corp. +                                    16,800      315,000         15,000          281,250        3,000         56,250
American Standard Companies, Inc. +            29,300    1,318,500         31,200        1,404,000        6,100        274,500
Daikin Industries Ltd. (Japan)                 52,000      389,096         61,000          456,439       17,000        127,204
Minnesota Mining & Manufacturing Co.           51,400    4,343,300         55,400        4,681,300       11,000        929,500
Mitsui Fudoscan Co. Ltd. (Japan)              112,000      822,650        151,000        1,109,109       40,000        293,804
Rieter Holding AG (Switzerland)                 1,616      474,146          2,200          645,495          616        180,739
Sandvik AB Class B (Sweden)                    39,870    1,052,868         48,610        1,283,670       13,960        368,649
Sommer Allibert (France)                       16,500      517,452         20,000          627,215        5,530        173,425
Weir Group PLC (The)
(United Kingdom)                              115,000      447,925        153,293          597,076       40,617        158,203
                                                      ------------                    ------------                ------------
                                                         9,680,937                      11,085,554                   2,562,274

Biotechnology                                                   --%                             --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Premier Research Worldwide, Ltd. +             17,400      287,100         15,600          257,400        3,200         52,800

Broadcasting                                                   0.4%                            0.3%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Media Corp. Class A +                31,750      926,703         29,550          862,491        5,600        163,450
Granite Broadcasting Corp. +                   35,000      336,875         32,600          313,775        4,500         43,313
Heftel Broadcasting Corp. Class A +            24,200    1,125,300         21,800        1,013,700        4,400        204,600
SAGA Communications Inc Class A +              23,600      489,700         21,931          455,068        4,131         85,718
Sinclair Broadcast Group, Inc. Class A +        4,800      126,000          4,700          123,375          800         21,000
Young Broadcasting Inc. Class A +              17,000      410,125         15,825          381,778        2,975         71,772
                                                      ------------                    ------------                ------------
                                                         3,414,703                       3,150,187                     589,853

Building and Construction                                      1.1%                            0.9%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Armstrong World Industries, Inc.               17,700    1,146,075         18,800        1,217,300        3,600        233,100
Barnett, Inc. +                                24,000      492,000         22,300          457,150        4,200         86,100
CRH PLC (Ireland)                             154,564    1,521,877        196,759        1,937,340       52,187        513,847
Lafarge Coppee (France)                        20,571    1,420,726         27,330        1,887,533        7,249        500,649
Obayashi Corp. (Japan)                             --           --             --               --       21,000        123,330
Pioneer International Ltd. (Australia)        188,300      649,684        254,600          878,437       65,400        225,647
Sherwin Williams Co.                           58,600    1,582,200         62,400        1,684,800       12,200        329,400
Sungei Way Holdings Berhad (Malaysia)         149,150      409,158        189,250          519,162       57,900        158,835
Terex Corp. Rights
expiration date 5/15/02 +                       1,100        5,500            600            3,000        1,000          5,000
Toda Construction Co. (Japan)                      --           --             --               --       14,000         80,521
VA Technologies AG (Austria)                    7,680    1,132,304         10,361        1,527,578        2,990        440,832
Watsco, Inc.                                   18,000      459,000         16,000          408,000        3,100         79,050
                                                      ------------                    ------------                ------------
                                                         8,818,524                      10,520,300                   2,776,311

Business Equipment and Services                                2.6%                            2.0%                        1.1%
-------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. +                           23,800    1,097,775         25,300        1,166,963        4,900        226,013
Computer Sciences Corp. +                      11,500      710,125         12,200          753,350        2,400        148,200
Corestaff, Inc. +                              16,500      325,875         15,325          302,669        2,900         57,275
CORT Business Services Corp. +                 38,500      880,688         34,200          782,325        7,100        162,413
Dai Nippon Printing Co., Ltd. (Japan)          55,000      920,968         74,000        1,239,121       20,000        334,897
Data Processing Resources Corp. +              21,600      405,000         17,100          320,625        3,900         73,125
EMC Corp. +                                    62,400    2,215,200         66,500        2,360,750       12,900        457,950
F.Y.I., Inc. +                                 16,500      340,313         15,400          317,625        2,900         59,813
HBO & Co.                                      35,200    1,672,000         38,000        1,805,000        7,400        351,500
Hewlett-Packard Co.                            90,900    4,840,425         98,100        5,223,825       19,500      1,038,375
Ikon Office Solutions, Inc.                    38,000    1,273,000         40,900        1,370,150        8,100        271,350
Lason Holdings, Inc. +                         24,300      486,000         20,900          418,000        3,990         79,800
Metzler Group, Inc. +                          11,400      263,625          8,200          189,625        2,100         48,563
NCO Group, Inc. +                              28,000      612,500         24,500          535,938        4,900        107,188
PeopleSoft, Inc. +                             46,600    1,864,000         49,600        1,984,000        9,700        388,000
Pharmaceutical Product
Development, Inc. +                            15,100      302,000         13,500          270,000        2,700         54,000
Precision Response Corp. +                     28,200      666,225         26,200          618,975        5,000        118,125
Rental Service Corp. +                         26,800      509,200         24,950          474,050        4,800         91,200
Robert Half International, Inc. +              21,646      754,904         19,428          677,552        3,824        133,362
Societe Generale de Surveillance
Holdings S.A. (Switzerland)                       300      610,977            470          957,197          110        224,025
The Registry, Inc. +                            8,900      315,950          8,000          284,000        1,700         60,350
                                                      ------------                    ------------                ------------
                                                        21,066,750                      22,051,740                   4,485,524

Chemicals                                                      2.2%                            1.8%                        1.0%
-------------------------------------------------------------------------------------------------------------------------------
Akzo-Nobel N.V. (Netherlands)                   9,830    1,409,818         13,270        1,903,182        3,496        501,396
Bayer AG ADR (Germany)                         54,800    2,269,165         69,278        2,868,671       18,100        749,487
du Pont (E.I.) de Nemours & Co.                35,100    3,720,600         37,400        3,964,400        7,300        773,800
Dutch States Mines N.V. (Netherlands)           4,705      474,407          6,259          631,098        1,656        166,975
Hercules, Inc.                                 96,200    4,064,450        103,800        4,385,550       20,700        874,575
Monsanto Co.                                   63,200    2,417,400         67,300        2,574,225       13,000        497,250
Praxair, Inc.                                  63,100    2,831,613         69,600        3,123,300       13,800        619,275
Sekisui Chemical Co. Ltd. (Japan)              54,000      532,924         87,000          858,599       20,000        197,379
                                                      ------------                    ------------                ------------
                                                        17,720,377                      20,309,025                   4,380,137

Computer Equipment                                             0.3%                            0.2%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp. +                        26,900    2,061,213         29,100        2,229,788        5,700        436,763
PRI Automation, Inc. +                          5,600      267,400          5,000          238,750        1,000         47,750
                                                      ------------                    ------------                ------------
                                                         2,328,613                       2,468,538                     484,513

Computer Services and Software                                 4.1%                            3.1%                        1.7%
-------------------------------------------------------------------------------------------------------------------------------
Analysts International Corp.                   20,900      459,800         19,500          429,000        3,700         81,400
Arbor Software Corp. +                          8,000      200,000          7,500          187,500        1,500         37,500
BTG, Inc. +                                    14,900      260,750         13,700          239,750        2,700         47,250
CCC Information Services Group +                8,600      107,500          8,100          101,250        1,600         20,000
Claremont Technology Group, Inc. +             16,100      378,350         15,000          352,500        2,800         65,800
Computer Associates Intl., Inc.                73,150    2,843,706         77,950        3,030,306       15,250        592,844
Computer Horizons Corp. +                      36,462    1,130,322         28,180          873,580        6,440        199,640
Computer Learning Centers, Inc. +              35,350    1,157,713         32,900        1,077,475        6,300        206,325
Computer Task Group, Inc.                      17,300      614,150         16,100          571,550        3,100        110,050
Cotelligent Group, Inc. +                      40,900      378,325         36,500          337,625        7,100         65,675
Getronics Electric N.V. (Netherlands)          24,610      799,196         33,620        1,091,791        9,444        306,689
IBM Corp.                                      32,900    4,519,638         35,500        4,876,813        7,100        975,363
Keane, Inc. +                                  42,190    1,386,996         39,254        1,290,475        7,480        245,905
McAfee Associates, Inc. +                       5,462      241,694          4,987          220,675          887         39,250
Microsoft Corp. +                              51,600    4,731,075         54,700        5,015,306       10,800        990,225
National Tech Team, Inc. +                     27,200      421,600         24,300          376,650        4,800         74,400
NCR Corp. +                                   125,100    4,409,775        135,100        4,762,275       26,900        948,225
Oak Technology, Inc. +                         29,200      295,650         26,500          268,313        5,200         52,650
Parametric Technology Corp. +                  38,700    1,746,338         41,200        1,859,150        8,000        361,000
Project Software & Development, Inc. +          7,300      233,600          6,842          218,944        1,282         41,024
Raptor Systems, Inc. +                         24,300      318,938         22,200          291,375        4,400         57,750
Red Brick Systems, Inc. +                      11,200      156,800         10,400          145,600        2,000         28,000
Renaissance Solutions, Inc. +                  19,100      482,275         17,300          436,825        3,400         85,850
SGS-Thomson Microelectronics
ADR (France) +                                 31,300    2,069,713         42,441        2,806,411       11,257        744,369
Splash Technology Holdings, Inc. +             34,400      860,000         29,600          740,000        5,450        136,250
SPSS, Inc. +                                   23,400      582,075         21,700          539,788        4,100        101,988
Summit Design, Inc. +                          26,500      212,000         23,300          186,400        4,600         36,800
Sykes Enterprises, Inc. +                      14,300      466,538         12,600          411,075        2,500         81,563
Technology Solutions Co. +                     45,050    1,244,506         41,950        1,158,869        7,950        219,619
VideoServer, Inc. +                            30,700      725,288         27,400          647,325        5,300        125,213
                                                      ------------                    ------------                ------------
                                                        33,434,311                      34,544,596                   7,078,617

Conglomerates                                                  1.5%                            1.3%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Axia, Inc. 144A +                                 225       11,250             --               --           --             --
Hutchison Whampoa, Ltd. (Hong Kong) +         142,000    1,067,483        191,000        1,435,840       44,000        330,769
Ogden Corp.                                   234,500    4,953,813        253,100        5,346,738       50,400      1,064,700
Preussag AG (Germany)                           4,300    1,153,893          6,300        1,690,588        1,600        429,356
Securicor PLC (United Kingdom)                150,245      721,957        154,609          742,927       41,503        199,430
Tomkins PLC (United Kingdom)                  189,358      846,241        251,903        1,125,755       66,619        297,720
United Technologies Corp.                      45,300    3,408,825         48,200        3,627,050        9,400        707,350
                                                      ------------                    ------------                ------------
                                                        12,163,462                      13,968,898                   3,029,325

Consumer Durable Goods                                         0.8%                            0.7%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
Blyth Industries, Inc. +                       24,550     $886,869         22,900         $827,263        4,400       $158,950
Electrolux AB (Sweden)                         16,430    1,041,301         25,470        1,614,239        6,000        380,268
Whirlpool Corp.                                97,500    4,643,438        105,200        5,010,150       20,900        995,363
                                                      ------------                    ------------                ------------
                                                         6,571,608                       7,451,652                   1,534,581

Consumer Non Durables                                          3.1%                            2.6%                        1.4%
-------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                            36,900    1,937,250         39,800        2,089,500        7,900        414,750
B A T Industries PLC (United Kingdom)         190,008    1,615,714        237,054        2,015,765       66,028        561,462
Clorox Co.                                     16,900    1,894,913         18,000        2,018,250        3,500        392,438
Dimon Inc.                                    222,600    5,119,800        240,300        5,526,900       47,800      1,099,400
French Fragrances Inc. +                       40,300      312,325         37,500          290,625        7,100         55,025
Gillette Co.                                   59,000    4,284,875         62,800        4,560,850       12,300        893,288
KAO Corp. (Japan)                              82,000      895,487        111,000        1,212,183       29,000        316,696
Liz Claiborne, Inc.                            41,500    1,810,438         44,200        1,928,225        8,600        375,175
Nike, Inc.                                     42,000    2,604,000         45,100        2,796,200        8,800        545,600
Onward Kashiyama Co., Ltd. (Japan)             35,000      404,870         47,000          543,683       14,000        161,948
St. John Knits, Inc.                           52,910    2,288,358         49,090        2,123,143        9,440        408,280
Svenska Cellulosa AB Class B (Sweden)          51,150    1,144,756         73,100        1,636,005       16,668        373,036
Unilever N.V. (Netherlands)                     6,000    1,170,358          8,180        1,595,588        2,240        436,934
                                                      ------------                    ------------                ------------
                                                        25,483,144                      28,336,917                   6,034,032

Consumer Products                                              1.0%                            0.8%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
General Cigar Holdings, Inc. +                 17,900      398,275         15,400          342,650        3,100         68,975
Philip Morris Cos., Inc.                       25,800    2,944,425         27,900        3,184,088        5,400        616,275
RJR Nabisco Holdings Corp.                    137,000    4,418,250        147,900        4,769,775       29,400        948,150
                                                      ------------                    ------------                ------------
                                                         7,760,950                       8,296,513                   1,633,400

Consumer Related                                               0.7%                            0.6%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                             150,189    5,613,314        162,117        6,059,123       32,281      1,206,502

Consumer Services                                              2.0%                            1.5%                        0.8%
-------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. +                                  50        2,500            100            5,000           --             --
Fine Host Corp. +                              33,900      796,650         30,200          709,700        5,900        138,650
Gannett Co., Inc.                              48,700    4,182,113         51,900        4,456,913       10,100        867,338
HFS, Inc. +                                    20,800    1,224,600         22,000        1,295,250        4,300        253,163
Learning Tree International, Inc. +             7,500      210,000          6,950          194,600        1,350         37,800
Marriott International, Inc.                   42,700    2,124,325         45,500        2,263,625        8,800        437,800
Morton's Restaurant Group, Inc. +              16,800      283,500         15,700          264,938        3,000         50,625
On Assignment, Inc. +                          24,200      611,050         21,100          532,775        4,200        106,050
Payment Svcs., Inc. +                          45,600      501,600         40,700          447,700        7,950         87,450
Penn National Gaming Inc. +                    36,600      603,900         34,200          564,300        6,600        108,900
PJ  America Inc. +                             14,800      212,750         12,600          181,125        2,700         38,813
Prime Hospitality Corp. +                      63,800      996,875         59,400          928,125       11,300        176,563
Rainforest Cafe, Inc. +                        20,000      395,000         17,700          349,575        3,400         67,150
Service Corp. International                    37,800    1,124,550         40,300        1,198,925        8,000        238,000
SFX Broadcasting, Inc. Class A +               12,430      351,148         11,560          326,570        2,235         63,139
Stewart Enterprises, Inc. Class A              33,340    1,216,910         30,965        1,130,223        5,905        215,533
Strayer Education, Inc. +                      22,400      439,600         21,600          423,900        3,800         74,575
Team Rental Group, Inc. +                      54,000    1,134,000         46,000          966,000        9,100        191,100
                                                      ------------                    ------------                ------------
                                                        16,411,071                      16,239,244                   3,152,649

Electronics and
Electrical Equipment                                           6.0%                            4.8%                        2.7%
-------------------------------------------------------------------------------------------------------------------------------
Act Manufacturing, Inc. +                      32,400      672,300         28,600          593,450        5,600        116,200
Actel Corp. +                                  40,000      870,000         35,100          763,425        7,200        156,600
Advanced Lighting Technologies, Inc. +         48,700    1,071,400         45,300          996,600        8,600        189,200
ANADIGICS, Inc. +                              13,600      367,200         12,700          342,900        2,250         60,750
Applied Materials, Inc. +                      42,300    1,961,663         45,000        2,086,875        8,800        408,100
BBC Brown Boveri & Cie AG (Switzerland)           680      812,151            930        1,110,735          265        316,500
Benchmarq Microelectronics, Inc. +              9,600      120,000          8,600          107,500        1,600         20,000
C.P. Clare Corp. +                             36,950      387,975         34,225          359,363        6,450         67,725
CFM Technologies, Inc. +                       14,000      414,750         12,500          370,313        2,400         71,100
Chicago Miniature Lamp, Inc. +                 27,000      529,875         24,000          471,000        4,700         92,238
Computer Products, Inc. +                      59,400      868,725         52,600          769,275       10,300        150,638
Credence Systems Corp. +                       42,675      832,163         37,684          734,838        7,628        148,746
Delaware Global Technologies Corp. +           44,898      376,021         41,808          350,142        7,976         66,799
Elexsys International, Inc. +                  45,000      545,625         40,100          486,213        8,000         97,000
Flextronics International Ltd. +               21,500      427,313         19,900          395,513        3,900         77,513
General Electric Co.                           55,300    5,488,525         58,900        5,845,825       11,400      1,131,450
General Electric Co. PLC
(United Kingdom)                              202,600    1,241,006        271,000        1,659,983       74,014        453,365
Helix Technology Corp.                          9,500      311,125          7,500          245,625        1,600         52,400
Hirose Electric Co. Ltd. (Japan)               15,300      840,374         21,400        1,175,425        6,100        335,051
Honeywell, Inc.                                59,000    4,004,625         62,800        4,262,550       12,300        834,863
Integrated Circuit Systems, Inc. +             33,200      473,100         29,700          423,225        5,700         81,225
Intel Corp.                                    32,400    4,507,650         33,500        4,660,688        6,900        959,963
Jabil Circuit, Inc. +                          15,400      693,963         13,800          621,863        2,700        121,669
JPM Co. +                                      24,800      415,400         22,200          371,850        4,300         72,025
Level One Communications, Inc. +               10,800      297,000          9,600          264,000        1,900         52,250
Micrel, Inc. +                                 14,300      414,700         12,800          371,200        2,700         78,300
Micro Linear Corp. +                           25,500      315,563         22,300          275,963        4,700         58,163
Molins PLC (United Kingdom)                        --           --         51,400          636,435       14,000        173,348
Motorola, Inc.                                 27,500    1,660,313         29,400        1,775,025        5,700        344,138
Murata Manufacturing Co. Ltd. (Japan)          15,000      538,748         20,000          718,331        5,000        179,583
Nippondenso Co., Ltd. (Japan)                  47,000      923,880         64,000        1,258,049       17,000        334,169
Omron Corp. (Japan)                            51,000      907,621         69,000        1,227,957       18,000        320,337
Philips Electronics N.V. (Netherlands)         34,800    1,621,060         44,360        2,066,386       11,070        515,665
Photronics, Inc. +                              7,100      208,563          6,300          185,063        1,200         35,250
Sanmina Corp. +                                27,060    1,210,935         23,980        1,073,105        4,830        216,143
SDL, Inc. +                                    34,200      585,675         29,700          508,613        6,100        104,463
Sharp Corp. (Japan)                            49,000      582,673         66,000          784,825       18,000        214,043
Sierra Semiconductor Corp. +                   47,000      757,875         40,000          645,000        8,000        129,000
Sony Corp. (Japan)                             17,000    1,189,533         23,000        1,609,368        6,000        419,835
TDK Corp. (Japan)                              19,000    1,306,424         28,000        1,925,256        7,000        481,314
Tyco International Ltd.                        36,100    1,985,500         38,900        2,139,500        7,600        418,000
Ultrak, Inc. +                                 30,300      545,400         27,100          487,800        5,300         95,400
Ultratech Stepper, Inc. +                      33,900      750,038         30,050          664,856        6,000        132,750
Veeco Instruments, Inc. +                       5,800      170,375          5,100          149,813          900         26,438
Vishay Intertechnology, Inc. +                200,000    4,425,000        215,000        4,756,875       42,500        940,313
                                                      ------------                    ------------                ------------
                                                        48,629,805                      52,728,596                  11,350,022

Energy-Related                                                 0.3%                            0.3%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc.                              28,400    1,089,850         30,200        1,158,925        5,800        222,575
IHC Caland N.V. (Netherlands)                  21,500    1,146,880         29,310        1,563,491        7,600        405,409
                                                      ------------                    ------------                ------------
                                                         2,236,730                       2,722,416                     627,984

Entertainment                                                  0.6%                            0.5%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Productions, Inc.                38,100    2,781,300         40,600        2,963,800        7,900        576,700
Family Golf Centers, Inc. +                     9,000      176,063          8,400          164,325        1,500         29,344
Penske Motorsports, Inc. +                     19,400      543,200         18,100          506,800        3,400         95,200
Regal Cinemas, Inc. +                          11,725      316,575         10,925          294,975        2,050         55,350
Signature Resorts, Inc. +                      42,900    1,008,150         37,700          885,950        7,700        180,950
Studio Plus Hotels, Inc. +                     18,750      323,438         18,425          317,831        2,875         49,594
                                                      ------------                    ------------                ------------
                                                         5,148,726                       5,133,681                     987,138

Environmental Control                                          0.2%                            0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Cuno Inc. +                                    24,200      372,075         22,200          341,325        4,300         66,113
Memtec Ltd. ADR (Australia)                    14,600      370,475         13,500          342,563        2,600         65,975
Superior Services, Inc. +                      30,300      674,175         30,300          674,175        5,900        131,275
                                                      ------------                    ------------                ------------
                                                         1,416,725                       1,358,063                     263,363

Food and Beverages                                             3.1%                            2.7%                        1.4%
-------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                    259,495    4,638,473        280,045        5,005,804       55,775        996,978
Campbell Soup Co.                              54,300    2,518,163         57,800        2,680,475       11,300        524,038
Coca-Cola Co.                                  69,900    3,905,663         74,400        4,157,100       14,400        804,600
Danisco A/S (Denmark)                           8,800      539,173         13,100          802,633        3,250        199,127
Dole Food Co.                                 119,900    4,526,225        129,400        4,884,850       25,730        971,308
Goodman Fielder Ltd. ADR (Australia)          445,100      576,810        612,000          793,097      159,500        206,698
Grand Union Co. +++                             4,153       14,795          9,986           35,575        3,270         11,649
Greencore Group PLC (Ireland) +               248,744    1,389,979        340,262        1,901,381       89,025        497,471
Nestle S.A. (Switzerland)                       1,320    1,535,520          1,780        2,070,625          483        561,861
Panamerican Beverages, Inc. Class A            34,000      911,625         50,800        1,362,075        6,800        182,325
Sara Lee Corp.                                  4,700      190,350          5,100          206,550        1,000         40,500
Whitman Corp.                                 191,000    4,679,500        206,200        5,051,900       41,000      1,004,500
                                                      ------------                    ------------                ------------
                                                        25,426,276                      28,952,065                   6,001,055

Funeral/Cemetery Services                                      0.1%                            0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Carriage Services, Inc. +                       8,600      164,475         10,300          196,988        1,500         28,688
Equity Corporation International +             40,450      849,450         36,950          775,950        7,000        147,000
                                                      ------------                    ------------                ------------
                                                         1,013,925                         972,938                     175,688

Health Care                                                    2.5%                            2.0%                        1.0%
-------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                            71,100    3,990,488         75,700        4,248,663       14,800        830,650
American HomePatient, Inc. +                   45,025    1,001,806         41,275          918,369        8,387        186,611
Cardinal Health, Inc.                          39,200    2,131,500         41,800        2,272,875        8,050        437,719
Compdent Corp. +                               16,350      457,800         15,200          425,600        2,050         57,400
Healthsouth Rehabilitation Corp. +             91,600    1,751,850         97,000        1,855,125       19,200        367,200
I-Stat Corp. +                                  1,000       13,250            900           11,925          275          3,644
IMPATH, Inc. +                                 17,700      318,600         16,500          297,000        3,100         55,800
Lunar Corp. +                                   8,750      299,688          8,550          292,838        1,600         54,800
Merck & Co., Inc.                              64,700    5,450,975         68,900        5,804,825       13,500      1,137,375
NCS HealthCare, Inc. Class A +                 15,600      352,950         14,500          328,063        2,800         63,350
Oxford Health Plans Inc. +                     27,200    1,594,600         29,100        1,705,988        5,700        334,163
Pediatrix Medical Group, Inc. +                 8,000      263,000          7,500          246,563        1,400         46,025
Renal Care Group, Inc. +                       12,600      400,050         12,900          409,575        2,400         76,200
Santen Pharmaceutical (Japan)                  19,800      342,760         29,700          514,140        7,700        133,296
U.S. Surgical Corp.                            51,800    1,579,900         54,900        1,674,450       10,800        329,400
United Dental Care, Inc. +                      8,100      218,700          7,600          205,200        1,400         37,800
                                                      ------------                    ------------                ------------
                                                        20,167,917                      21,211,199                   4,151,433

Hospital Management and
Medical Services                                               0.1%                            0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
National Surgery Centers, Inc. +               20,250      587,250         18,850          546,650        3,550        102,950
ProMedCo Management Co. +                      38,200      343,800         34,100          306,900        6,700         60,300
                                                      ------------                    ------------                ------------
                                                           931,050                         853,550                     163,250

Insurance and Finance                                         11.4%                            9.6%                        5.4%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Netherlands)            17,515    1,202,851         23,584        1,619,642        6,173        423,934
Aegon N.V. (Netherlands)                       20,655    1,452,580         29,342        2,063,500        7,200        506,346
Ahmanson (H.F.) & Co.                         109,300    3,989,450        118,000        4,307,000       23,500        857,750
Allied Irish Banks PLC (Ireland)              177,787    1,218,621        235,808        1,616,320       62,531        428,612
American Express Co.                           39,600    2,371,050         42,200        2,526,725        8,200        490,975
American International Group, Inc.             25,700    3,016,538         28,000        3,286,500        5,400        633,825
AmeriTrade Holding Corp. Class A +             14,000      218,750         12,600          196,875        2,500         39,063
Baer Holdings AG (Switzerland)                    485      582,603            650          780,808          180        216,224
Banco de Bilbao Vizcaya (Spain)                12,362      747,838         17,787        1,076,023        5,602        338,893
Banco Frances del Rio de la Plata S.A.
ADR (Argentina)                                   793       23,790             --               --           --             --
Banco Frances del Rio de la Plata S.A.
(Argentina)                                    34,723      346,605         39,122          390,518        9,983         99,650
Bank of Boston Corp.                           35,400    2,371,800         36,600        2,452,200        7,500        502,500
Bank of Ireland (Ireland) +                   116,945    1,166,282        157,370        1,569,433       43,298        431,811
BankAmerica Corp.                              36,200    3,647,150         38,600        3,888,950        7,500        755,625
Bankers Trust New York Corp.                   59,300    4,862,600         64,000        5,248,000       12,700      1,041,400
Barnett Banks, Inc.                            66,100    3,073,650         70,400        3,273,600       13,800        641,700
Beneficial Corp.                               69,800    4,510,825         75,400        4,872,725       15,000        969,375
Cetelem Group (France) +                        5,700      673,618          7,600          898,157        2,100        248,175
Chase Manhattan Corp. (New)                    22,000    2,059,750         23,400        2,190,825        4,600        430,675
Citicorp                                       44,400    4,806,300         43,000        4,654,750        9,400      1,017,550
Commonwealth Bank of Australia
(Australia)                                    58,200      582,806         70,500          705,976       28,300        283,392
Commonwealth Bank of Australia
(Installment Shares) (Australia)               28,500      188,472         34,500          228,151        7,000         46,291
Concord EFS, Inc. +                            42,005      787,594         39,109          733,294        7,237        135,694
CRA Managed Care, Inc. +                       15,175      569,063         14,100          528,750        2,680        100,500
Credit Locale de France S.A. (France)          15,700    1,688,501         20,266        2,179,565        4,580        492,569
Dao Heng Bank Group Ltd. (Hong Kong)          109,000      497,974        146,000          667,011       39,000        178,174
Delta Financial Corp. +                        13,000      235,625         12,100          219,313        2,350         42,594
Development Bank of Singapore Ltd.
(Singapore)                                    40,000      465,374         54,000          628,255       14,000        162,881
Dresdner Bank AG (Germany)                      7,940      281,169         10,580          374,656        2,780         98,445
Federal National Mortgage Association          49,400    1,784,575         54,400        1,965,200       10,700        386,538
Fleet Financial Group, Inc.                    86,900    4,975,025         93,800        5,370,050       18,700      1,070,575
Franklin Resources, Inc.                       33,000    1,683,000         35,550        1,813,050        7,050        359,550
Guoco Group Ltd. (Hong Kong)                  151,800      750,321        185,600          917,389       46,400        229,347
HCC Insurance Holdings, Inc.                   55,612    1,362,494         47,062        1,153,019        8,867        217,242
Household International, Inc.                  17,400    1,498,575         19,100        1,644,988        3,700        318,663
HSBC Holdings PLC (Hong Kong)                  74,871    1,739,254        115,229        2,676,770       26,657        619,242
Internationale Nederlanden Groep
(Netherlands)                                  35,775    1,407,460         50,992        2,006,127       13,955        549,018
Jardine Matheson Holdings Ltd.
(Singapore) +                                  46,800      271,440         64,200          372,360       22,000        127,600
Malayan Banking BHD (Malaysia)                 59,000      672,402         74,000          843,352       20,000        227,933
Malaysian Assurance Alliance (Malaysia)            --           --             --               --       20,000        115,378
Mapfre Vida Seguros (Spain)                     9,390      599,164          6,780          432,623           --             --
MBNA Corp.                                     90,600    2,525,475         87,675        2,443,941       19,275        537,291
Metris Companies Inc. +                        16,200      405,000         14,500          362,500        2,800         70,000
MGIC Investment Corp.                          13,500      955,125         14,800        1,047,100        2,800        198,100
Reinsurance Group America, Inc.                23,200    1,125,200         19,610          951,085        4,280        207,580
Salomon, Inc.                                  97,500    4,862,813        105,200        5,246,850       20,900      1,042,388
Skandia Forsakrings AB (Sweden)                42,000    1,317,075         56,800        1,781,187       14,781        463,516
Summit Bancorp                                 96,200    4,208,750        103,800        4,541,250       20,700        905,625
Swiss Reinsurance Co. (Switzerland)             1,240    1,309,769          1,658        1,751,288          474        500,670
Travelers Group, Inc.                          63,533    3,041,642         67,733        3,242,717       13,533        647,892
United Bank Switzerland (Switzerland)           1,304    1,164,913          1,756        1,568,701          463        413,615
United Overseas Bank Ltd. (Singapore)          59,000      604,709         79,000          809,695       21,000        215,235
USF&G Corp.                                   251,600    5,409,400        271,500        5,837,250       54,000      1,161,000
Westpac Banking Corp. (Australia) +           249,700    1,451,246        323,200        1,878,425       79,500        462,051
                                                      ------------                    ------------                ------------
                                                        92,764,056                     103,834,439                  22,660,672

Medical Supplies and Devices                                   0.2%                            0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp. +                                  42,800      802,500         37,900          710,625        7,500        140,625
Igen, Inc. +                                   22,700      119,175         21,200          111,300        4,000         21,000
Minimed, Inc. +                                18,900      486,675         16,200          417,150        3,600         92,700
Sabratek Corp. +                               16,500      330,000         15,400          308,000        2,900         58,000
                                                      ------------                    ------------                ------------
                                                         1,738,350                       1,547,075                     312,325

Metals and Mining                                              0.8%                            0.7%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper &
Gold Co., Inc. Class B                        140,965    4,281,812        152,129        4,620,918       30,241        918,570
Miller Industries, Inc./Tennessee +            73,700      884,400         65,850          790,200       12,850        154,200
RTZ Corp. PLC (United Kingdom)                 78,500    1,240,410        105,700        1,670,208       27,030        427,112
                                                      ------------                    ------------                ------------
                                                         6,406,622                       7,081,326                   1,499,882

Oil and Gas                                                    3.8%                            3.3%                        1.8%
-------------------------------------------------------------------------------------------------------------------------------
Amoco Corp.                                    58,000    5,024,250         62,600        5,422,725       12,400      1,074,150
British Petroleum Co. PLC
(United Kingdom)                               93,088    1,078,573        125,281        1,451,581       33,116        383,702
British Petroleum Co. PLC ADR
(United Kingdom)                               22,500    3,088,125         24,000        3,294,000        4,600        631,350
Burmah Oil PLC (United Kingdom)                69,616    1,161,682         89,733        1,497,375       21,929        365,929
Cosmo Oil Co. Ltd. (Japan)                     12,000       48,439         31,000          125,134        8,000         32,293
Ente Nazionale Idrocarburi SPA
(ENI) (Italy)                                 207,900    1,053,806        291,200        1,476,038       73,300        371,544
Halliburton Co.                                32,700    2,215,425         35,300        2,391,575        7,000        474,250
Mobil Corp.                                    20,400    2,664,750         21,900        2,860,688        4,200        548,625
Occidental Petroleum Corp.                    191,000    4,703,375        206,200        5,077,675       41,000      1,009,625
Schlumberger Ltd.                              23,800    2,552,550         25,200        2,702,700        5,000        536,250
Shell Transportation & Trading
(United Kingdom)                               71,300    1,269,297         90,400        1,609,319       26,160        465,706
Societe Nationale Elf Aquitaine (France)       16,948    1,732,636         23,259        2,377,825        5,972        610,532
Sonat, Inc.                                    52,300    2,850,350         55,700        3,035,650       10,900        594,050
Total Corp. ADR Class B (France)               18,400    1,587,342         24,650        2,126,521        6,701        578,086
                                                      ------------                    ------------                ------------
                                                        31,030,600                      35,448,806                   7,676,092

Paper and Forest Products                                      0.6%                            0.5%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Mayr-Melnhof Karton AG (Austria)                5,528      292,921          8,100          429,207        2,000        105,977
Unisource Worldwide, Inc. +                   306,300    4,709,363        330,600        5,082,975       64,700        994,763
                                                      ------------                    ------------                ------------
                                                         5,002,284                       5,512,182                   1,100,740

Pharmaceuticals                                                3.5%                            3.0%                        1.7%
-------------------------------------------------------------------------------------------------------------------------------
Amrion, Inc. +                                 21,000      343,875         19,500          319,313        4,100         67,138
Astra AB (Sweden)                              30,000    1,443,831         41,490        1,996,818       11,022        530,464
Bristol-Myers Squibb Co.                       34,000    2,006,000         36,900        2,177,100        7,100        418,900
Ciba Specialty Chemicals +                      7,188      590,523          9,616          789,992        2,546        209,164
Dura Pharmaceuticals, Inc. +                   41,400    1,480,050         38,500        1,376,375        7,300        260,975
Johnson & Johnson                              49,700    2,627,888         52,900        2,797,088       10,200        539,325
Lilly (Eli) & Co.                              28,200    2,319,450         30,000        2,467,500        5,900        485,275
Medicis Pharmaceutical Corp. Class A +         46,950    1,396,763         41,250        1,227,188        8,250        245,438
Novartis AG (Switzerland) +                     1,518    1,871,693          2,006        2,473,397          536        660,888
Pfizer, Inc.                                   35,600    2,994,850         37,900        3,188,338        7,400        622,525
Pharmacia & Upjohn, Inc.                      133,000    4,871,125        143,600        5,259,350       28,600      1,047,475
Pharmacia & Upjohn, Inc.
Depository Shares (Sweden) +                   36,200    1,386,131         45,700        1,749,894       13,214        505,976
SangStat Medical Corp. +                       28,900      783,913         25,600          694,400        5,100        138,338
Sankyo Co., Ltd. (Japan)                       42,000    1,158,551         57,000        1,572,319       15,000        413,768
Warner-Lambert Co.                             36,100    3,122,650         38,800        3,356,200        7,600        657,400
Yamanouchi Pharmaceutical Co., Ltd.
(Japan)                                        23,000      476,299         33,000          683,385        8,000        165,669
                                                      ------------                    ------------                ------------
                                                        28,873,592                      32,128,657                   6,968,718

Photography                                                    0.7%                            0.6%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (Japan)                            71,000    1,522,004         92,000        1,972,174       23,000        493,043
Polaroid Corp.                                101,400    4,030,650        109,500        4,352,625       21,800        866,550
                                                      ------------                    ------------                ------------
                                                         5,552,654                       6,324,799                   1,359,593

Publishing                                                     0.6%                            0.5%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc.                         11,000      511,500         12,000          558,000        2,300        106,950
Times Mirror Co. Class A                       85,100    4,648,588         91,100        4,976,338       18,000        983,250
                                                      ------------                    ------------                ------------
                                                         5,160,088                       5,534,338                   1,090,200

Real Estate                                                    2.3%                            1.9%                        1.0%
-------------------------------------------------------------------------------------------------------------------------------
Amoy Properties Ltd. (Hong Kong)              410,000      433,885        648,000          685,750      156,000        165,088
Beacon Properties Corp.(R)                    136,157    4,510,201        146,886        4,865,599       29,268        969,503
Castle & Cooke, Inc. +                         26,633      396,166         26,766          398,144        5,866         87,257
Cheung Kong Holdings Ltd. (Hong Kong)         133,000    1,171,470        185,000        1,629,488       48,000        422,786
Equity Residential Properties Trust (R)       122,500    5,435,938        132,200        5,866,375       26,300      1,167,063
Hong Kong Land Holdings Ltd.
(Hong Kong)                                   264,000      612,480        329,000          763,280       95,000        220,400
Meditrust Corp. (R)                           126,400    4,708,400        136,500        5,084,625       27,200      1,013,200
Nationwide Health Properties, Inc. (R)         55,600    1,188,450         64,600        1,380,825        9,600        205,200
                                                      ------------                    ------------                ------------
                                                        18,456,990                      20,674,086                   4,250,497

Retail                                                         5.7%                            4.5%                        2.4%
-------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores +                          6,900      138,863          7,900          158,988        1,500         30,188
Cost Plus, Inc. +                              25,100      389,050         23,100          358,050        4,200         65,100
CVS Corp.                                      52,200    2,407,725         55,600        2,564,550       10,800        498,150
Cycle & Carriage Ltd. (Singapore)              52,000      525,762         70,000          707,756       18,000        181,994
Dayton Hudson Corp.                           179,600    7,498,300        193,200        8,066,100       38,150      1,592,763
Finish Line, Inc. +                            44,200      983,450         39,400          876,650        7,700        171,325
Gadzooks, Inc. +                               18,100      570,150         16,900          532,350        3,200        100,800
Ito-Yokado Co., Ltd. (Japan)                   19,000      845,333         26,000        1,156,771        7,000        311,438
K mart Corp.                                  411,000    4,983,375        443,600        5,378,650       88,300      1,070,638
Loehmanns' Holdings, Inc. +                    32,900      575,750         31,600          553,000        5,900        103,250
Marks Brothers Jewelers, Inc. +                35,800      420,650         30,300          356,025        6,500         76,375
Marui Co., Ltd. (Japan)                        50,000      723,993         66,000          955,671       18,000        260,638
Mazel Stores Inc. +                            12,400      254,200         11,600          237,800        2,200         45,100
Nautica Enterprises, Inc. +                    34,550      868,069         30,526          766,966        6,262        157,333
Officemax, Inc. +                             433,300    5,632,900        467,700        6,080,100       93,100      1,210,300
Petco Animal Supplies, Inc. +                   9,700      227,950          9,000          211,500        1,700         39,950
Revco D.S., Inc. +                             30,800    1,247,400         32,700        1,324,350        6,400        259,200
Rexall Sundown, Inc. +                         56,500    1,447,813         52,700        1,350,438       10,100        258,813
Safeway, Inc. +                                57,800    2,680,475         61,500        2,852,063       12,000        556,500
Sears, Roebuck & Co.                           86,700    4,356,675         91,900        4,617,975       18,000        904,500
Stride Rite Corp.                              10,700      160,500          9,400          141,000        1,900         28,500
The Men's Wearhouse, Inc. +                    49,200    1,353,000         42,400        1,166,000        8,800        242,000
The North Face, Inc. +                         53,300      886,113         47,200          784,700        9,300        154,613
TJX Cos., Inc. (The)                           44,500    1,902,375         47,700        2,039,175        9,400        401,850
Vendex International N.V. (Netherlands)        17,700      836,755         23,900        1,129,855        6,280        296,882
Walgreen Co.                                   45,700    1,913,688         48,700        2,039,313        9,400        393,625
West Marine, Inc. +                            22,100      729,300         20,600          679,800        3,900        128,700
Wolverine World Wide, Inc.                     54,080    1,973,920         49,358        1,801,567        9,568        349,232
                                                      ------------                    ------------                ------------
                                                        46,533,534                      48,887,163                   9,889,757

Telecommunications                                             1.7%                            1.6%                        1.0%
-------------------------------------------------------------------------------------------------------------------------------
Ascend Communications, Inc. +                  26,000    1,059,500         28,000        1,141,000        5,400        220,050
Black Box Corp. +                              40,200    1,080,375         35,850          963,469        7,000        188,125
Brightpoint, Inc. +                            30,000      487,500         25,875          420,469        5,425         88,156
Cincinnati Bell, Inc.                          17,800    1,005,700         19,500        1,101,750        3,800        214,700
Deutsche Telekom AG (Germany) +                44,839    1,024,662         62,019        1,417,260       15,800        361,062
Deutsche Telekom AG ADR (Germany) +            16,400      358,750         19,900          435,313        5,800        126,875
Electromagnetic Sciences, Inc. +               18,000      335,250         16,300          303,588        3,300         61,463
Intermedia Communications, Inc. +              17,400      289,275         15,700          261,013        3,100         51,538
MIDCOM Communications, Inc. +                  47,000      376,000         43,700          349,600        8,300         66,400
Natural Microsystems Corp. +                   22,800      453,150         20,500          407,438        4,100         81,488
NEC Corp. (Japan)                              93,000    1,053,228        133,000        1,506,230       31,000        351,076
Northern Telecom Ltd. (Canada)                 11,400      743,639         15,300          998,042        4,100        267,449
Oy Nokia AB Class A                            13,450      805,413         18,150        1,086,859        4,800        287,434
Portugal Telecom S.A. (Portugal)+              39,900    1,478,435         56,800        2,104,640       13,900        515,044
Royal PTT (United Kingdom)                     20,700      765,891         30,900        1,143,287        7,500        277,497
Telefonaktiebolaget LM Ericsson Class B
(Sweden)                                        9,080      318,908         10,830          380,371        2,850        100,098
Tellabs, Inc. +                                21,200      765,850         23,100          834,488        4,400        158,950
Vodafone Group PLC (United Kingdom)           388,834    1,775,960        524,194        2,394,204      141,654        646,990
                                                      ------------                    ------------                ------------
                                                        14,177,486                      17,249,021                   4,064,395

Transportation                                                 1.1%                            1.0%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                          59,300    4,988,613         64,000        5,384,000       12,700      1,068,388
East Japan Railway Co. (Japan)                    207      845,616            320        1,307,232           70        285,957
Expeditors International of
Washington, Inc.                               54,220    1,301,280         47,120        1,130,880        9,540        228,960
K.L.M.-Royal Dutch Airlines (Netherlands)      19,600      584,327         29,800          888,416        6,800        202,726
Singapore Airlines Ltd. (Singapore)            15,000      120,499         25,000          200,831        8,000         64,266
Swire Pacific Ltd. Class A, (Hong Kong)        96,000      755,749        140,800        1,108,432       29,800        234,597
Yamato Transport Co. Ltd. (Japan)              30,000      296,069         42,000          414,496       11,000        108,559
                                                      ------------                    ------------                ------------
                                                         8,892,153                      10,434,287                   2,193,453

Utilities                                                      3.0%                            2.6%                        1.4%
-------------------------------------------------------------------------------------------------------------------------------
Chubu Electric Power, Inc. (Japan)             12,000      195,114         16,000          260,152        4,000         65,038
Duke Power Co.                                 26,600    1,173,725         29,000        1,279,625        5,600        247,100
Hong Kong Electric Holdings Ltd.
(Hong Kong)                                    65,000      229,429         76,000          268,255       23,000         81,182
Kurita Water Industries Ltd. (Japan)           37,000      718,331         55,000        1,067,789       11,000        213,558
Kyushu Electric Power Inc. (Japan)             21,000      366,931         28,000          489,241        8,000        139,783
Long Island Lighting Co.                      212,100    5,090,400        228,900        5,493,600       45,500      1,092,000
Nippon Telegraph and Telephone Corp.
(Japan)                                           145    1,021,639            196        1,380,975           41        288,877
North West Water Group PLC
(United Kingdom)                               36,485      375,766         47,912          493,455       12,901        132,870
Scottish Power PLC (United Kingdom)           209,874    1,216,724        283,240        1,642,056       73,749        427,552
Sprint Corp.                                  168,500    7,666,750        180,900        8,230,950       35,600      1,619,800
US West Communications, Inc.                  138,300    4,702,200        149,300        5,076,200       29,700      1,009,800
Veba (Vereinigte Elektrizitaets
Bergwerks) AG (Germany) +                      30,300    1,707,539         40,800        2,299,260       10,949        617,024
                                                      ------------                    ------------                ------------
                                                        24,464,548                      27,981,558                   5,934,584

Total Common Stocks
(cost $544,464,920, $598,616,504
and $132,913,462)                                     $597,645,133                    $658,498,791                $139,603,979
-------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                       BALANCED                 CONSERVATIVE
                                                               5.6%                           11.0%                       16.2%
CORPORATE BONDS                             Principal                   Principal                     Principal
AND NOTES*                                     Amount        Value         Amount            Value       Amount          Value

Advertising                                                    0.1%                            0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising, Ltd.
sr. notes 10 3/4s, 2006                       200,000     $211,000       $530,000         $559,150      $25,000        $26,375
Lamar Advertising Co. sr. sub. notes
9 5/8s, 2006                                   75,000       74,625        195,000          194,025           --             --
Outdoor Systems, Inc. sr. sub. notes
9 3/8s, 2006                                   10,000       10,200         35,000           35,700       10,000         10,200
Universal Outdoor, Inc. sr. sub. notes
9 3/4s, 2006                                  198,000      196,020        522,000          516,780       65,000         64,350
                                                      ------------                    ------------                ------------
                                                           491,845                       1,305,655                     100,925

Aerospace and Defense                                          0.1%                            0.3%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.
sr. sub. notes 11 3/4s, 2003                  150,000      160,500        415,000          444,050      200,000        214,000
BE Aerospace sr. notes 9 3/4s, 2003           115,000      117,875        450,000          461,250      150,000        153,750
Howmet Corp. sr. sub. notes 10s, 2003         200,000      213,000        520,000          553,800      185,000        197,025
Lockheed Martin Corp.
company guaranty 7 1/4s, 2006                 320,000      315,133        810,000          797,680    1,190,000      1,171,900
Moog, Inc. sr. sub. notes Ser. B, 10s, 2006    20,000       20,750         60,000           62,250       20,000         20,750
Sequa Corp. bonds 8 3/4s, 2001                 30,000       29,550             --               --           --             --
Sequa Corp. sr. notes 9 5/8s, 1999            100,000      100,000        250,000          250,000      100,000        100,000
Sequa Corp. sr. sub. notes 9 3/8s, 2003            --           --        500,000          495,000           --             --
Tracor, Inc. 144A
sr. sub. notes 8 1/2s, 2007                    60,000       57,600        170,000          163,200       50,000         48,000
                                                      ------------                    ------------                ------------
                                                         1,014,408                       3,227,230                   1,905,425

Agriculture                                                     --%                            0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
AGCO Corp. sr. sub. notes 8 1/2s, 2006        100,000       99,500        500,000          497,500      100,000         99,500
Premium Standard Farms, Inc.
sr. sec. notes 11s, 2003 ++++                 136,382      143,201        279,955          293,954       46,084         48,388
                                                      ------------                    ------------                ------------
                                                           242,701                         791,454                     147,888

Apparel                                                         --%                             --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007    25,000       24,375         75,000           73,125           --             --

Automotive                                                     0.1%                            0.2%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
A.P.S. Inc. company guaranty
11 7/8s, 2006                                 115,000      115,575        325,000          326,625      100,000        100,500
Aftermarket Technology Corp.
 sr. sub. notes 12s, 2004                          --           --        412,000          453,200       38,000         41,800
Aftermarket Technology Corp.
sr. sub. notes Ser. D, 12s, 2004              176,000      193,600        188,000          206,800       82,000         90,200
CSK Auto, Inc. 144A
sr. sub. notes 11s, 2006                       50,000       50,500        135,000          136,350       45,000         45,450
Daimler-Benz AG med. term notes,
company guaranty 7 3/8s, 2006
(Germany)                                          --           --         15,000           14,877           --             --
DRA, Inc. 144A notes 11 1/2s, 2004 ++++        65,000       65,650        170,000          171,700       60,000         60,600
Harvard Industries Inc.
sr. notes 11 1/8s, 2005                        95,000       48,925        240,000          123,600       80,000         41,200
Key Plastics Corp. 144A
sr. sub. notes 10 1/4s, 2007                   65,000       64,513        170,000          168,725       60,000         59,550
Lear Corp. sub. notes 9 1/2s, 2006            135,000      140,400        275,000          286,000      160,000        166,400
Safelite Glass Corp. 144A
sr. sub. notes 9 7/8s, 2006                    15,000       15,000         40,000           40,000       15,000         15,000
                                                      ------------                    ------------                ------------
                                                           694,163                       1,927,877                     620,700

Basic Industrial Products                                      0.1%                            0.2%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Astor Corp. 144A sr. sub. notes
10 1/2s, 2006                                  25,000       26,625         70,000           74,550       20,000         21,300
Clark-Schwebel sr. notes 10 1/2s, 2006        200,000      210,000        750,000          787,500      300,000        315,000
Inter-City Products
sr. notes 9 3/4s, 2000                        200,000      205,000        525,000          538,125      200,000        205,000
Owens Illinois, Inc. deb. 11s, 2003           350,000      385,875        250,000          275,625      275,000        303,188
Owens Illinois, Inc.
sr. sub. notes 9 3/4s, 2004                   100,000      105,000             --               --      100,000        105,000
Titan Wheel International Inc.
sr. sub. notes 8 3/4s, 2007                    20,000       19,700         50,000           49,250       15,000         14,775
                                                      ------------                    ------------                ------------
                                                           952,200                       1,725,050                     964,263

Biotechnology                                                   --%                             --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. notes 7.2s, 2002              160,000      159,264        425,000          423,045      595,000        592,263

Broadcasting                                                   0.4%                            1.1%                        0.8%
-------------------------------------------------------------------------------------------------------------------------------
American Radio Systems Corp.
company guaranty 9s, 2006                     160,000      154,400        425,000          410,125           --             --
American Telecasting, Inc.
sr. disc. notes stepped-coupon
zero % (14 1/2s, 6/15/99), 2004 ++            325,000      110,500      1,000,000          340,000      265,000         90,100
Argyle Television Corp.
sr. sub. notes 9 3/4s, 2005                   400,000      416,000      1,050,000        1,092,000      150,000        156,000
Capstar Broadcasting 144A
sr. disc. notes stepped-coupon
zero % (12 3/4s, 2/1/02), 2009 ++             190,000      100,700        545,000          288,850      165,000         87,450
Chancellor Radio Broadcasting Corp.
sr. sub. notes 9 3/8s, 2004                        --           --        365,000          357,700      165,000        161,700
Comcast Corp. sr. sub. notes 9 1/2s, 2008          --           --             --               --       50,000         50,125
Comcast Corp. sr. sub. notes 9 3/8s, 2005          --           --        750,000          750,000           --             --
Comcast UK Cable, Ltd.
deb. stepped-coupon zero %
(11.2s, 11/15/00), 2007 (Bermuda) ++          300,000      195,000        600,000          390,000      300,000        195,000
Commodore Media, Inc.
sr. sub. notes stepped-coupon
7 1/2s, (13 1/4s, 5/1/98), 2003 ++            400,000      428,000        915,000          979,050      350,000        374,500
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(13 1/2s, 9/30/99), 2004
(United Kingdom) ++                                --           --        200,000          157,000           --             --
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon
zero % (11 3/4s, 12/15/00), 2005
(United Kingdom) ++                           150,000       96,000        450,000          288,000      325,000        208,000
Diamond Cable Communication Co.
144A sr. disc. notes stepped-coupon
zero % (10 3/4s, 2/15/02), 2007
(United Kingdom) ++                           425,000      229,500        660,000          356,400           --             --
Granite Broadcasting Corp.
sr. sub. deb. 12 3/4s, 2002                   120,000      129,000        320,000          344,000           --             --
Gray Communications Systems, Inc.
sr. sub. notes 10 5/8s, 2006                   10,000       10,300         35,000           36,050       10,000         10,300
Jacor Communications, Inc.
company guaranty 9 3/4s, 2006                  35,000       35,000        100,000          100,000       45,000         45,000
Jacor Communications, Inc.
sr. sub. notes 10 1/8s, 2006                  200,000      203,000        525,000          532,875      200,000        203,000
Lenfest Communications, Inc.
sr. notes 8 3/8s, 2005                             --           --             --               --      125,000        113,750
Lenfest Communications, Inc.
sr. sub. notes 10 1/2s, 2006                  200,000      202,000        500,000          505,000           --             --
Marcus Cable Co. (L.P.)
sr. disc. notes stepped-coupon zero %
(14 1/4s, 6/15/00), 2005 ++                        --           --             --               --      175,000        120,750
Marcus Cable Co. (L.P.)
sr. sub. disc. notes stepped-coupon
zero % (13 1/2s, 8/1/99), 2004 ++             200,000      159,000      1,250,000          993,750      100,000         79,500
Pegasus Media & Communications
notes Ser. B, 12 1/2s, 2005                        --           --        200,000          216,000      250,000        270,000
Petracom Holdings, Inc.
notes stepped-coupon zero %
(17 1/2s, 8/1/98), 2003 ++                    150,000      144,000        414,000          397,440      165,000        158,400
RBS Participacoes S.A. 144A
company guaranty 11s, 2007 (Brazil)            40,000       39,752        105,000          104,349       35,000         34,783
Rogers Cablesystems Ltd.
deb. 10 1/8s, 2012 (Canada)                        --           --        400,000          410,000           --             --
Rogers Cablesystems Ltd.
notes 11s, 2015 (Canada)                      150,000      156,000             --               --       50,000         52,000
Sinclair Broadcast Group, Inc.
sr. sub. notes 10s, 2005                      200,000      199,000        500,000          497,500      200,000        199,000
Spanish Broadcasting Systems 144A
sr. notes 11s, 2004                            65,000       64,675        170,000          169,150       60,000         59,700
Sullivan Broadcasting
sr. sub. notes 10 1/4s, 2005                  200,000      196,500        525,000          515,813      300,000        294,750
TCI Communications, Inc.
 deb. 7 7/8s, 2026                                 --           --        500,000          436,645           --             --
TCI Satellite Entertainment 144A
sr. sub. notes 10 7/8s, 2007                   70,000       60,900        195,000          169,650       60,000         52,200
Telewest Communications PLC
deb. stepped-coupon zero %
(11s, 10/1/00), 2007
(United Kingdom) ++                           470,000      305,500        790,000          513,500      420,000        273,000
TV Azteca Sa De CV 144A
sr. notes 10 1/2s, 2007 (Mexico)               30,000       29,230         85,000           82,819       25,000         24,359
Young Broadcasting Inc.
company guaranty Ser. B, 9s, 2006                  --           --        250,000          233,750      150,000        140,250
                                                      ------------                    ------------                ------------
                                                         3,663,957                      11,667,416                   3,453,617

Building and Construction                                      0.2%                            0.4%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
American Standard Companies, Inc.
deb. 9 1/4s, 2016                                  --           --        800,000          820,000           --             --
Atrium Companies Inc. 144A
sr. sub. notes 10 1/2s, 2006                   70,000       69,300        175,000          173,250           --             --
Building Materials Corp.
sr. notes Ser. B, 8 5/8s, 2006                 25,000       25,000         60,000           60,000           --             --
Cemex S.A. 144A bonds 12 3/4s,
2006 (Mexico)                                  75,000       84,750        290,000          325,525       70,000         78,575
Continental Homes Holding Corp.
sr. notes 10s, 2006                           200,000      207,000        500,000          517,500      200,000        207,000
Presley Cos. sr. notes 12 1/2s, 2001           60,000       58,350        200,000          194,500           --             --
Schuller International Corp.
sr. notes 10 7/8s, 2004                        80,000       86,800        315,000          341,775      105,000        113,925
Scotsman Group, Inc.
sr. secd. notes 9 1/2s, 2000                  300,000      301,500        745,000          748,725      250,000        251,250
Terex Corp. sr. notes Ser. B,
13 1/4s, 2002                                 200,000      220,000        525,000          577,500      250,000        275,000
Triangle Pacific Corp.
sr. notes 10 1/2s, 2003                       100,000      106,750        300,000          320,250      125,000        133,438
Waxman Industries Inc. sr. notes
stepped-coupon Ser. B, zero %
(12 3/4s, 6/1/99), 2004 ++                     20,000       16,800         60,000           50,400       20,000         16,800
Webb (Del E.) Corp.
sr. sub. notes 9 3/4s, 2008                    35,000       35,000         90,000           90,000       30,000         30,000
                                                      ------------                    ------------                ------------
                                                         1,211,250                       4,219,425                   1,105,988

Business Equipment and Services                                0.1%                            0.2%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp. deb. 7.35s, 2016           70,000       63,753        185,000          168,491      260,000        236,798
Corporate Express, Inc.
sr. sub. notes Ser. B, 9 1/8s, 2004           150,000      144,750        300,000          289,500      155,000        149,575
Intertek Finance PLC 144A
sr. sub. notes 10 1/4s, 2006
(United Kingdom)                               40,000       40,500        115,000          116,438       40,000         40,500
Iron Mountain, Inc. med. term notes
company guaranty 10 1/8s, 2006                 15,000       15,375         50,000           51,250       15,000         15,375
Loomis Fargo & Co. 144A
sr. sub. notes 10s, 2004                       15,000       15,000         45,000           45,000       15,000         15,000
Pierce Leahy Corp.
sr. sub. notes 11 1/8s, 2006                  335,000      361,800        795,000          858,600      330,000        356,400
United Stationer Supply, Inc.
sr. sub. notes 12 3/4s, 2005                  100,000      111,000        345,000          382,950      200,000        222,000
                                                      ------------                    ------------                ------------
                                                           752,178                       1,912,229                   1,035,648

Cable Television                                                --%                            0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Heartland Wireless Communications, Inc.
144A sr. notes 14s, 2004                      155,000       69,750        430,000          193,500      135,000         60,750
Tevecap S.A. 144A sr. notes 12 5/8s,
2004 (Brazil)                                 150,000      154,500        300,000          309,000           --             --
TV Filme, Inc. 144A sr. notes 12 7/8s,
2004 (Brazil)                                  35,000       35,720         90,000           91,851       40,000         40,823
UIH Australia/Pacific, Inc. sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 5/15/01), 2006 (Australia) ++           210,000      109,200        610,000          317,200      200,000        104,000
                                                      ------------                    ------------                ------------
                                                           369,170                         911,551                     205,573

Cellular Communications                                         --%                             --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Airtouch Communications, Inc.
notes 7 1/8s, 2001                            190,000      189,552        465,000          463,903      625,000        623,525

Chemicals                                                      0.1%                            0.2%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
Acetex Corp. sr. notes 9 3/4s, 2003
(Canada)                                      135,000      132,300        275,000          269,500      115,000        112,700
Freedom Chemicals, Inc.
sr. sub. notes 10 5/8s, 2006                   20,000       20,800         65,000           67,600       20,000         20,800
Great Lakes Carbon Corp.
sr. notes 10s, 2006                                --           --        225,000          238,500      150,000        159,000
Harris Chemical Corp.
sr. sub. notes 10 3/4s, 2003                  200,000      198,000        532,000          526,680      200,000        198,000
Millennium America Inc.
company guaranty 7 5/8s, 2026                 140,000      129,858        370,000          343,197      500,000        463,780
NL Industries, Inc. sr. notes
stepped-coupon zero %
(13s, 10/15/98), 2005 ++                      100,000       89,750        250,000          224,375       75,000         67,313
Sociedad Quimica Y Minera de Chile S.A.
144A bonds 7.7s, 2006 (Chile)                  55,000       54,931        160,000          159,800      170,000        169,788
Sterling Chemicals Holdings
sr. disc. notes stepped-coupon
zero % (13 1/2s, 8/15/01), 2008 ++            100,000       61,500        270,000          166,050      180,000        110,700
Union Carbide Global Enterprises
sr. sub. Ser. B, 12s, 2005                     80,000       91,000        210,000          238,875      250,000        284,375
                                                      ------------                    ------------                ------------
                                                           778,139                       2,234,577                   1,586,456

Computer Services and Software                                  --%                             --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Unisys Corp. sr. notes 11 3/4s, 2004           95,000       99,275        210,000          219,450      265,000        276,925

Conglomerates                                                   --%                             --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
ADT Ltd. sr. sub. notes 9 1/4s, 2003           50,000       52,625             --               --           --             --
Axia, Inc. sr. sub. notes Ser. B, 11s, 2001    75,000       78,188             --               --           --             --
MacAndrews & Forbes Holdings, Inc.
sub. deb. notes 13s, 1999                     104,000      104,260        172,000          172,430        5,000          5,013
                                                      ------------                    ------------                ------------
                                                           235,073                         172,430                       5,013

Consumer Durable Goods                                          --%                            0.2%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Exide Corp. sr. notes 10 3/4s, 2002            45,000       45,338             --               --      275,000        277,063
Exide Corp. sr. notes 10s, 2005                    --           --      1,000,000        1,000,000           --             --
Icon Fitness Corp. 144A sr. disc. notes
stepped-coupon zero %
(14s, 11/15/01), 2006 ++                       90,000       48,600        215,000          116,100       95,000         51,300
Remington Products Co. LLC 144A
sr. sub. notes Ser. B, 11s, 2006              105,000       87,150        175,000          145,250       55,000         45,650
Selmer Co., Inc. sr. sub. notes 11s, 2005     160,000      174,800        250,000          273,125       25,000         27,313
                                                      ------------                    ------------                ------------
                                                           355,888                       1,534,475                     401,326

Consumer Non Durables                                          0.1%                            0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Foamex (L.P.) Capital Corp.
sr. notes 11 1/4s, 2002                        10,000       10,350             --               --       15,000         15,525
Guess Jeans, Inc. sr. sub. notes
9 1/2s, 2003                                  200,000      200,000        425,000          425,000      100,000        100,000
Twin Laboratories, Inc.
company guaranty 10 1/4s, 2006                200,000      205,500        250,000          256,875           --             --
                                                      ------------                    ------------                ------------
                                                           415,850                         681,875                     115,525

Consumer Products                                              0.1%                            0.2%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc. deb. 7 3/4s, 2027     45,000       42,636        125,000          118,434      170,000        161,070
Philip Morris Cos., Inc. notes 7 1/2s, 2002   260,000      261,297        685,000          688,418      915,000        919,566
Revlon Worldwide Corp. 144A
sr. disc. notes zero %, 2001                  265,000      164,300        695,000          430,900           --             --
RJR Nabisco, Inc. notes 8 3/4s, 2005           75,000       74,057        185,000          182,673      270,000        266,603
                                                      ------------                    ------------                ------------
                                                           542,290                       1,420,425                   1,347,239

Consumer Services                                              0.5%                            0.9%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Act III Theatres, Inc. sr. sub. notes
11 7/8s, 2003                                 330,000      358,050        785,000          851,725           --             --
Adelphia Communications Corp.
sr. notes Ser. B, 10 1/4s, 2000               150,000      145,500        650,000          630,500      250,000        242,500
Adelphia Communications Corp.
144A sr. notes 9 7/8s, 2007                   100,000       90,500        263,000          238,015           --             --
Adelphia Communications Corp.
notes Ser. B, 9 7/8s, 2005                         --           --             --               --      100,000         91,000
Affinity Group Holdings 144A
sr. notes 11s, 2007                           115,000      114,425        310,000          308,450      105,000        104,475
Affinity Group Holgings
sr. sub. notes 11 1/2s, 2003                  400,000      420,000        850,000          892,500           --             --
AMC Entertainment, Inc. 144A
sr. sub. notes 9 1/2s, 2009                   105,000      102,113        285,000          277,163      100,000         97,250
AmeriKing, Inc. sr. notes 10 3/4s, 2006        25,000       25,250         70,000           70,700           --             --
Cablevision Systems Corp.
sr. sub. deb. 9 7/8s, 2023                    180,000      169,200        530,000          498,200       90,000         84,600
Cablevision Systems Corp.
sr. sub. notes 9 7/8s, 2013                        --           --        100,000           95,000           --             --
Cablevision Systems Corp.
sr. sub. notes 9 1/4s, 2005                   100,000       95,000        300,000          285,000           --             --
Cellular, Inc. sr. sub. disc. notes
stepped-coupon zero %
(11 3/4s, 9/1/98), 2003 ++                    100,000       91,000        350,000          318,500      100,000         91,000
Century Communications Corp.
sr. notes 9 1/2s, 2005                             --           --        750,000          735,000       50,000         49,000
CF Cable TV, Inc. sr. notes 11 5/8s,
2005 (Canada)                                  75,000       84,750        300,000          339,000      125,000        141,250
Coinmach Corp. sr. notes Ser. B,
11 3/4s, 2005                                 105,000      116,025        250,000          276,250       79,000         87,295
Falcon Holdings Group, Inc.
sr. sub. notes 11s, 2003 ++++                 158,270      137,695        513,361          446,624      178,954        155,690
FRD Acquisition Co. sr. notes Ser. B, 1
2 1/2s, 2004                                   50,000       52,000        200,000          208,000       50,000         52,000
Hollinger International Publishing, Inc.
company guaranty 8 5/8s, 2005                  40,000       38,700        110,000          106,425       40,000         38,700
Hollinger International Publishing, Inc.
company guaranty 9 1/4s, 2007                  40,000       38,400        110,000          105,600       40,000         38,400
Host Marriott Corp. sr. notes Ser. B,
9 1/2s, 2005                                  250,000      253,750        750,000          761,250      210,000        213,150
John Q Hammons Hotels, Inc.
1st mtge. 8 7/8s, 2004                        145,000      143,550        150,000          148,500      165,000        163,350
Jones Intercable, Inc. sr. sub. deb.
10 1/2s, 2008                                 160,000      173,600        525,000          569,625           --             --
K-III Communications Corp.
sr. notes 10 1/4s, 2004                       325,000      344,500             --               --      275,000        291,500
Metrocall, Inc. sr. sub. notes
10 3/8s, 2007                                 200,000      160,000             --               --      200,000        160,000
Prime Hospitality Corp. 144A
sr. sub. notes 9 3/4s, 2007                    95,000       94,050        255,000          252,450       90,000         89,100
Rogers Communications, Inc.
sr. deb. 10 7/8s, 2004 (Canada)                75,000       78,375             --               --      125,000        130,625
SFX Broadcasting, Inc. sr. sub. notes
Ser. B, 10 3/4s, 2006                         220,000      229,900        615,000          642,675      185,000        193,325
Specialty Retailers, Inc. sr. sub. notes
11s, 2003                                     200,000      212,500        500,000          531,250      200,000        212,500
Telemedia Broadcasting Corp. 144A
deb. stepped-coupon 3.8s,
(16s, 6/15/99), 2004 ++                            --           --        209,000          190,190           --             --
                                                      ------------                    ------------                ------------
                                                         3,768,833                       9,778,592                   2,726,710

Electronics and Electrical Equipment                            --%                            0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp. sr. notes 10.95s, 2001              --           --        500,000          550,000           --             --
Celestica International Ltd. 144A
sr. sub. notes 10 1/2s, 2006 (India)           30,000       31,500         85,000           89,250       30,000         31,500
Cirent Semiconductor 144A
sr. sub. notes 10.14s, 2004                    35,388       35,345        101,042          100,916           --             --
Cirent Semiconductor sr. sub. notes
10.22s, 2002                                   35,244       35,200        100,629          100,504       34,306         34,263
Fairchild Semiconductor Corp. 144A
sr. sub. notes 10 1/8s, 2007                   65,000       64,675        200,000          199,000       50,000         49,750
Interact Systems, Inc. 144A
stepped-coupon zero %
(14s, 8/1/99), 2003 ++                        100,000       54,000        300,000          162,000       90,000         48,600
International Semi-Tech. Corp. sr. secd.
disc. notes stepped-coupon zero %
(11 1/2s, 8/15/00), 2003 (Canada) ++          120,000       61,200        316,000          161,160      380,000        193,800
Motors and Gears Inc. 144A
sr. notes Ser. A, 10 3/4s, 2006                50,000       50,750        145,000          147,175       50,000         50,750
                                                      ------------                    ------------                ------------
                                                           332,670                       1,510,005                     408,663

Entertainment                                                  0.4%                            0.7%                        0.8%
-------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 144A 1st mtge.
13 1/4s, 2004                                 150,000      131,250        335,000          293,125      145,000        126,875
Casino America, Inc.
sr. notes 12 1/2s, 2003                       105,000      100,800        350,000          336,000      100,000         96,000
Casino Magic Corp. 144A
1st mtge. 13s, 2003                           190,000      183,825        625,000          604,688       35,000         33,863
Cinemark USA, Inc. 144A
notes 9 5/8s, 2008                            380,000      380,000        730,000          730,000      270,000        270,000
Coast Hotels & Casinos, Inc.
company guaranty Ser. B, 13s, 2002            400,000      450,000        950,000        1,068,750      300,000        337,500
Harveys Casino Resorts
sr. sub. notes 10 5/8s, 2006                   25,000       27,000         70,000           75,600       20,000         21,600
Premier Parks, Inc. sr. notes Ser. A,
12s, 2003                                     250,000      275,000        750,000          825,000      225,000        247,500
Six Flags Corp. sr. sub. notes
stepped-coupon zero %
(12 1/4s, 6/15/98), 2005 ++                   325,000      315,250      1,100,000        1,067,000      300,000        291,000
Time Warner Entertainment Co.
deb. 7 1/4s, 2008                             260,000      246,977        630,000          598,443    1,040,000        987,906
Time Warner Entertainment Co.
notes 8 7/8s, 2012                            125,000      132,424        300,000          317,817      480,000        508,507
Trump A.C. 1st mtge. 11 1/4s, 2006             80,000       72,800        200,000          182,000       75,000         68,250
Trump Holdings & Funding Corp.
sr. notes 15 1/2s, 2005                       210,000      237,300        350,000          395,500           --             --
Viacom International, Inc.
sub. deb. 8s, 2006                            400,000      372,000      1,070,000          995,100      350,000        325,500
                                                      ------------                    ------------                ------------
                                                         2,924,626                       7,489,023                   3,314,501

Environmental Control                                           --%                             --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 144A
sr. sub. notes 10 1/4s, 2006                   75,000       76,500        195,000          198,900           --             --
WMX Technologies Inc. notes 7.1s, 2026        175,000      174,251        285,000          283,780      610,000        607,389
                                                      ------------                    ------------                ------------
                                                           250,751                         482,680                     607,389

Food and Beverages                                             0.1%                            0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Canandaigua Wine Co. sr. sub. notes
Ser. C, 8 3/4s, 2003                           65,000       65,325        185,000          185,925       65,000         65,325
Chiquita Brands cv. sr. notes 9 5/8s, 2004    197,000      199,955        250,000          253,750      250,000        253,750
Mafco, Inc. sr. sub. notes 11 7/8s, 2002      150,000      158,625             --               --      150,000        158,625
MBW Foods, Inc. 144A sr. sub. notes
9 7/8s, 2007                                   20,000       19,450         60,000           58,350       20,000         19,450
Specialty Foods Corp. sr. notes Ser. B,
10 1/4s, 2001                                  75,000       73,313        225,000          219,938       75,000         73,313
Stater Brothers sr. notes 11s, 2001           145,000      158,050        420,000          457,800      140,000        152,600
                                                      ------------                    ------------                ------------
                                                           674,718                       1,175,763                     723,063

Health Care                                                    0.1%                            0.2%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Genesis Health Ventures, Inc.
sr. sub. notes 9 1/4s, 2006                    20,000       19,900         65,000           64,675       20,000         19,900
Integrated Health Services, Inc.
sr. sub. notes 10 3/4s, 2004                  125,000      135,625        175,000          189,875           --             --
Manor Care, Inc. sr. notes 7 1/2s, 2006       190,000      188,957        520,000          517,145      660,000        656,377
Merit Behavioral Care sr. sub. notes
11 1/2s, 2005                                 150,000      163,500        675,000          735,750           --             --
Paracelsus Healthcare Corp.
sr. sub. notes 10s, 2006                      190,000      178,600        700,000          658,000      200,000        188,000
Quorum Health Group, Inc.
sr. sub. notes 8 3/4s, 2005                        --           --             --               --      100,000        101,000
Tenet Healthcare Corp. sr. notes
8s, 2005                                      150,000      145,875             --               --      125,000        121,563
Tenet Healthcare Corp. sr. sub. notes
8 5/8s, 2007                                       --           --             --               --      120,000        117,000
                                                      ------------                    ------------                ------------
                                                           832,457                       2,165,445                   1,203,840

Insurance and Finance                                          0.7%                            1.4%                        4.0%
-------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. sr. notes
9 1/8s, 2003                                   35,000       34,300        100,000           98,000       30,000         29,400
Abbey National First Capital PLC
sub. notes 7.35s, 2049
(United Kingdom)                               90,000       87,711        260,000          253,388      270,000        263,134
Aegon N.V. sub. notes 8s, 2006
(Netherlands)                                 105,000      108,163        315,000          324,488      335,000        345,090
AIM Management Group
sr. secd. notes 9s, 2003                       50,000       52,750        200,000          211,000      100,000        105,500
Allstate Financing II company guaranty
7.83s, 2045                                    75,000       70,127        200,000          187,004      280,000        261,806
BankAmerica Corp. sub. notes
7 1/8s, 2009                                  320,000      307,443        840,000          807,038    1,170,000      1,124,089
Banponce Financial Corp. med. term
notes 6 3/4s, 2001                            145,000      142,232        365,000          358,032      525,000        514,978
Capital One Bank sr. notes 7.35s, 2000        335,000      334,816        785,000          784,568    1,205,000      1,204,337
Chevy Chase Savings Bank Inc.
sub. deb. 9 1/4s, 2005                        100,000       98,000        300,000          294,000      100,000         98,000
Colonial Capital Trust I  144A
company guaranty 8.92s, 2027                   35,000       34,355         90,000           88,341       30,000         29,447
Commercial Credit Co.
notes 7 7/8s, 2025                            265,000      278,894        620,000          652,507      950,000        999,809
Conseco Inc. sr. notes 10 1/2s, 2004          275,000      315,835        740,000          849,883    1,050,000      1,205,915
Contifinancial Corp. sr. notes
8 3/8s, 2003                                  150,000      151,500        465,000          469,650      145,000        146,450
Dollar Financial Group Inc. 144A
sr. notes 10 7/8s, 2006                        25,000       25,375         70,000           71,050       25,000         25,375
First Financial Caribbean Corp.
sr. notes 7.84s, 2006                          90,000       87,819        235,000          229,306      340,000        331,762
First Nationwide Holdings 144A
sr. sub. notes 10 5/8s, 2003                  100,000      106,000        255,000          270,300      300,000        318,000
First Nationwide Holdings
sr. notes 12 1/2s, 2003                            --           --        100,000          109,000           --             --
First Nationwide Holdings
sr. sub. notes 9 1/8s, 2003                        --           --             --               --      150,000        150,000
Ford Motor Credit Corp.
sr. notes 7s, 2001                            360,000      357,854        895,000          889,666    1,300,000      1,292,252
Imperial Credit Industries, Inc. 144A
sr. notes 9 7/8s, 2007                         40,000       39,200        100,000           98,000       30,000         29,400
Investors Capital Trust I 144A
company guaranty 9.77s, 2027                       --           --        205,000          200,675           --             --
Lehman Bros Holdings, Inc. med. term
notes 6.4s, 1999                              260,000      255,983        610,000          600,576    1,000,000        984,550
Merita Bank Ltd. sub. notes
6 1/2s, 2006 (Finland)                        295,000      273,518        730,000          676,841    1,060,000        982,811
NationsBank Corp. sub. notes
6 1/2s, 2006                                  295,000      275,250        700,000          653,135    1,070,000        998,364
North Fork Bancorp, Inc. 144A bonds
8.7s, 2026                                     50,000       47,731        135,000          128,874       45,000         42,958
Ocwen Federal Bank FSB sub. deb.
12s, 2005                                      35,000       38,675        120,000          132,600       35,000         38,675
Ocwen Financial Corp. notes
11 7/8s, 2003                                  25,000       27,000         70,000           75,600       20,000         21,600
Orange Cogen Funding 144A
company guaranty 8.175s, 2022                  75,000       74,391        195,000          193,416      275,000        272,766
Outsourcing Solutions Inc. 144A
sr. sub. notes 11s, 2006                       25,000       26,125         75,000           78,375       25,000         26,125
Peoples Bank- Bridgeport sub. notes
7.2s, 2006                                    240,000      230,292        565,000          542,146      865,000        830,011
Peoples Heritage Capital Trust I 144A
company guaranty 9.06s, 2027                       --           --        175,000          174,423           --             --
Phoenix Home Life Mutual Insurance
Co. 144A notes 6.95s, 2006                    210,000      198,941        555,000          525,774      780,000        738,925
Provident Capital Trust 144A bonds
8.6s, 2026                                    120,000      116,520        320,000          310,720           --             --
PRT Funding Corp. sr. notes 11 5/8s, 2004     125,000       87,500        225,000          157,500       75,000         52,500
Reliance Group Holdings, Inc. sr. notes
9s, 2000                                       75,000       75,750        425,000          429,250       50,000         50,500
Reliance Group Holdings, Inc. sr. sub.
deb. 9 3/4s, 2003                             100,000      103,000        270,000          278,100       80,000         82,400
Riggs Capital Trust 144A bonds 8 5/8s          35,000       34,657         90,000           89,119       40,000         39,608
Salomon, Inc. sr. notes 7s, 1999              220,000      220,433        575,000          576,133      795,000        796,566
Sampoerna International Finance Co.
144A company guaranty 8 3/8s, 2006
(Indonesia)                                   170,000      169,573        480,000          478,795      545,000        543,632
Southern Investments Service Co.
sr. notes 6.8s, 2006 (United Kingdom)         135,000      128,110        310,000          294,178      480,000        455,501
Sovereign Capital Trust 144A
company guaranty 9s, 2027                      50,000       48,750        130,000          126,750       45,000         43,875
Sparbanken Sverige AB (Swedbank)
144A sub. 7 1/2s, 2006 (Sweden)                70,000       68,793        175,000          171,981      275,000        270,256
St. Paul Bancorp sr. notes 7 1/8s, 2004        85,000       81,996        230,000          221,872      315,000        303,868
State Development Bank of China
notes 7 3/8s, 2007 (China)                     95,000       92,812        260,000          254,012      355,000        346,824
Travelers Capital Trust II bonds 7 3/4s, 2036  95,000       88,389        250,000          232,603      355,000        330,296
Webster Capital Trust I 144A bonds
9.36s, 2027                                    45,000       45,313        120,000          120,834       40,000         40,278
                                                      ------------                    ------------                ------------
                                                         5,441,876                      14,769,503                  16,767,633

Medical Supplies and Devices                                   0.1%                            0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Graphic Controls Corp. sr. sub. notes
Ser. A, 12s, 2005                             100,000      108,750        300,000          326,250      150,000        163,125
IMED Corp. sr. sub. notes 9 3/4s, 2006        100,000      103,000        265,000          272,950      115,000        118,450
Wright Medical Technology, Inc.
sr. secd. notes Ser. B, 10 3/4s, 2000         200,000      202,000        400,000          404,000      100,000        101,000
                                                      ------------                    ------------                ------------
                                                           413,750                       1,003,200                     382,575

Metals and Mining                                              0.1%                            0.2%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
Acindar Industria Argentina de Aceros
S.A. bonds 11 1/4s, 2004 (Argentina)           30,000       30,150         80,000           80,400       25,000         25,125
AK Steel Corp. sr. notes 9 1/8s, 2006          70,000       68,950        180,000          177,300       75,000         73,875
Continental Global Group 144A
sr. notes Ser. A, 11s, 2007                    65,000       64,675        170,000          169,150       60,000         59,700
Echo Bay Mines jr. sub. deb. 11s, 2027
(Canada)                                       45,000       45,450        115,000          116,150       40,000         40,400
Freeport-McMoRan Copper &
Gold Co., Inc. sr. notes 7 1/2s, 2006         100,000       96,603        240,000          231,847      365,000        352,601
Noranda Inc. notes 7s, 2005 (Canada)          290,000      277,837        685,000          656,271    1,050,000      1,005,963
Renco Metals, Inc. sr. notes 11 1/2s, 2003     25,000       26,000         80,000           83,200       25,000         26,000
Royal Oak Mines, Inc. company guaranty
Ser. B, 11s, 2006 (Canada)                     30,000       30,300         85,000           85,850       25,000         25,250
WCI Steel, Inc. sr. notes Ser. B, 10s, 2004   100,000      100,000        265,000          265,000           --             --
                                                      ------------                    ------------                ------------
                                                           739,965                       1,865,168                   1,608,914

Oil and Gas                                                    0.3%                            0.5%                        1.2%
-------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp. 144A
sr. notes Ser. B, 11 1/2s, 2004                40,000       41,700        110,000          114,675       35,000         36,488
Benton Oil & Gas Co. sr. notes
11 5/8s, 2003                                 100,000      111,750         75,000           83,813           --             --
Chesapeake Energy Corp. sr. notes
10 1/2s, 2002                                 100,000      107,000             --               --           --             --
Chesapeake Energy Corp.
sr. notes 9 1/8s, 2006                             --           --        125,000          128,125           --             --
CIA Naviera Perez Companc S.A.
144A bonds 9s, 2004 (Argentina)                35,000       34,650         90,000           89,100       30,000         29,700
Cliffs Drilling Co. company guaranty
Ser. B, 10 1/4s, 2003                          20,000       20,600         60,000           61,800       20,000         20,600
Columbia Gas System, Inc. notes
Ser. E, 7.32s, 2010                           150,000      143,615        400,000          382,972      500,000        478,715
Costilla Energy, Inc. sr. notes 10 1/4s, 2006  15,000       15,750         40,000           42,000       10,000         10,500
El Paso Natural Gas Co. deb. 7 1/2s, 2026     105,000      100,167        240,000          228,953      375,000        357,739
Flores & Rucks, Inc. sr. sub. notes
9 3/4s, 2006                                  205,000      209,100        270,000          275,400           --             --
Gulf Canada Resources Ltd. sr. sub.
notes 9 5/8s, 2005 (Canada)                   125,000      133,125        350,000          372,750      100,000        106,500
Hawk Corp. 144A sr. notes 10 1/4s, 2003        25,000       25,250         70,000           70,700           --             --
Husky Oil Ltd. deb. 7.55s, 2016 (Canada)      205,000      196,630        535,000          513,156      740,000        709,786
Kelley Oil & Gas Corp. sr. sub. notes
Ser. B, 10 3/8s, 2006                          35,000       36,050         95,000           97,850       35,000         36,050
Lasmo (USA) Inc. company guaranty
7 1/2s, 2006                                  170,000      168,730        390,000          387,087      460,000        456,564
Maxus Energy Corp. global notes
9 7/8s, 2002                                   50,000       51,750        175,000          181,125       50,000         51,750
Maxus Energy Corp. med. term notes
10.83s, 2004                                  250,000      266,875             --               --      250,000        266,875
Maxus Energy Corp. notes 9 1/2s, 2003              --           --        250,000          258,750           --             --
Parker Drilling Corp. sr. notes Ser. B,
9 3/4s, 2006                                   40,000       42,200        115,000          121,325       40,000         42,200
Petro Geo-Services AS ADR notes
7 1/2s, 2007 (Norway)                          95,000       93,095        255,000          249,887      365,000        357,682
Petroliam Nasional Berhad 144A notes
7 1/8s, 2005 (Malaysia)                       125,000      122,403        195,000          190,948      555,000        543,467
Petroliam Nasional Berhad 144A notes
7 5/8s, 2026 (Malaysia)                       370,000      359,226      1,000,000          970,880    1,330,000      1,291,270
Texas Petrochemical Corp. sr. sub. notes
11 1/8s, 2006                                  15,000       15,825         50,000           52,750       15,000         15,825
Transamerican Refining Corp. 144A
sr. notes 15s, 1998                            65,000       65,000        170,000          170,000       60,000         60,000
Transamerican Refining Corp. var. coupon
1st mtge. stepped-coupon zero %
(18.5s 2/15/98), 2002 ++                      125,000      114,375        300,000          274,500           --             --
TransTexas Gas Corp. sr. disc. notes
stepped-coupon zero %
(13 1/4s, 12/16/01), 2003 ++                  266,000      167,580        684,000          430,920      295,000        185,850
                                                      ------------                    ------------                ------------
                                                         2,642,446                       5,749,466                   5,057,561

Packaging and Containers                                       0.1%                            0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Innova S De R.L. 144A sr. notes
12 7/8s, 2007 (Mexico)                         80,000       79,500        220,000          218,625       75,000         74,531
Ivex Packaging Corp. sr. sub. notes
12 1/2s, 2002                                 170,000      184,875        495,000          538,313      185,000        201,188
Radnor Holdings Corp. 144A sr. notes
10s, 2003                                      35,000       35,525         90,000           91,350           --             --
Riverwood International Corp.
company guaranty 10 7/8s, 2008                200,000      164,000        535,000          438,700      400,000        328,000
US Can Corp. company guaranty
Ser. B, 10 1/8s, 2006                          25,000       26,000         70,000           72,800       20,000         20,800
                                                      ------------                    ------------                ------------
                                                           489,900                       1,359,788                     624,519

Paper and Forest Products                                      0.2%                            0.4%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
APP International Finance Co. notes
11 3/4s, 2005 (Netherlands)                   200,000      213,000        550,000          585,750      250,000        266,250
Domtar, Inc. deb. 9 1/2s, 2016 (Canada)        50,000       51,000        175,000          178,500       70,000         71,400
Domtar, Inc. notes 8 3/4s, 2006 (Canada)       20,000       20,200         70,000           70,700           --             --
Florida Coast Paper LLC 1st mtge.
Ser. B, 12 3/4s, 2003                         405,000      415,125        900,000          922,500      200,000        205,000
Rainy River Forest Products sr. notes
10 3/4s, 2001 (Canada)                        100,000      109,000        250,000          272,500      200,000        218,000
Repap New Brunswick sr. notes
10 5/8s, 2005 (Canada)                        350,000      350,000        950,000          950,000      350,000        350,000
Stone Container Corp. sr. notes
11 1/2s, 2004                                 350,000      334,250      1,250,000        1,193,750       75,000         71,625
Stone Container Corp. 1st mtge.
10 3/4s, 2002                                      --           --             --               --      150,000        147,000
Stone Container Corp. sr. sub. notes
10 3/4s, 1997                                  10,000       10,100         30,000           30,300       15,000         15,150
                                                      ------------                    ------------                ------------
                                                         1,502,675                       4,204,000                   1,344,425

Pharmaceuticals                                                 --%                             --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Phar-Mor, Inc. sr. notes 11.72s, 2002         150,000      157,500        400,000          420,000      200,000        210,000

Publishing                                                     0.1%                            0.1%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
American Media Operation, Inc.
sr. sub. notes 11 5/8s, 2004                  175,000      189,000        475,000          513,000      150,000        162,000
News America Holdings, Inc. deb.
7 3/4s, 2045                                  255,000      228,730        735,000          659,280      855,000        766,918
News America Holdings, Inc. deb.
7.7s, 2025                                    140,000      127,550        305,000          277,876      575,000        523,865
Sun Media Corp. 144A sr. sub. notes
9 1/2s, 2007 (Canada)                          25,000       23,750         80,000           76,000       25,000         23,750
                                                      ------------                    ------------                ------------
                                                           569,030                       1,526,156                   1,476,533

Recreation                                                     0.2%                            0.2%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Gaming Corp. sr. notes
12 7/8s, 2003                                 170,000      185,300         60,000           65,400       20,000         21,800
Empress River Casino sr. notes
10 3/4s, 2002                                 100,000      105,250        450,000          473,625      125,000        131,563
Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003    75,000       73,688        200,000          196,500       75,000         73,688
Hollywood Casino Corp. sr. notes
12 3/4s, 2003                                 100,000       99,500        200,000          199,000       75,000         74,625
Lady Luck Gaming Corp. 1st mtge.
11 7/8s, 2001                                 200,000      192,000        525,000          504,000      200,000        192,000
Mohegan Tribal Gaming sr. sec.
notes Ser. B, 13 1/2s, 2002                   250,000      328,750        425,000          558,875      200,000        263,000
Players International Inc. sr. notes
10 7/8s, 2005                                 250,000      257,500        600,000          618,000      200,000        206,000
Showboat Marina Casino 1st mtge.
Ser. B, 13 1/2s, 2003                         250,000      281,250             --               --      100,000        112,500
                                                      ------------                    ------------                ------------
                                                         1,523,238                       2,615,400                   1,075,176

Retail                                                         0.2%                            0.4%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Brylane (L.P.) sr. sub. notes 10s, 2003       200,000      210,000        500,000          525,000      190,000        199,500
K mart Corp. deb. 7 3/4s, 2012                190,000      166,250        535,000          468,125      200,000        175,000
K mart Corp. med. term notes 8s, 2001         100,000       95,798        400,000          383,192           --             --
Loehmanns' Holdings, Inc. sr. notes
11 7/8s, 2003                                  55,000       58,850        155,000          165,850       50,000         53,500
Mothers Work, Inc. sr. notes 12 5/8s, 2005    100,000      104,000        270,000          280,800      100,000        104,000
Quality Food Centers, Inc. 144A
sr. sub. notes 8.7s, 2007                      45,000       43,425        120,000          115,800       40,000         38,600
Ralphs Grocery Co. 144A sr. sub. notes
11s, 2005                                     200,000      206,000        550,000          566,500      200,000        206,000
Rite Aid Corp. notes 6.7s, 2001                95,000       92,844        220,000          215,006      340,000        332,282
Safeway, Inc. sr. notes 10s, 2002                  --           --        200,000          214,000       50,000         53,500
Safeway, Inc. sr. sub. notes 9.35s, 1999       30,000       31,200             --               --           --             --
Sear Roebuck Acceptance Corp.
med. term notes 6.15s, 2005                    65,000       63,245        185,000          180,005      245,000        238,385
Southland Corp. 1st priority sr. sub.
deb. 5s, 2003                                 475,000      391,875        675,000          556,875      450,000        371,250
Supermercados Norte 144A bonds
10 7/8s, 2004 (Argentina)                      40,000       38,900        120,000          116,700       35,000         34,038
Waban, Inc. sr. sub. notes 11s, 2004           50,000       55,750        150,000          167,250      150,000        167,250
William Carter Co. 144A sr. sub.
notes 12s, 2008                                50,000       50,500        140,000          141,400       50,000         50,500
                                                      ------------                    ------------                ------------
                                                         1,608,637                       4,096,503                   2,023,805

Specialty Consumer Products                                     --%                            0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. sr. notes 10 3/8s, 2003          35,000       36,050        100,000          103,000       30,000         30,900
Herff Jones, Inc. sr. sub. notes 11s, 2005    190,000      203,300        525,000          561,750      150,000        160,500
Sassco Fashions Ltd. 144A notes
12 3/4s, 1999                                 120,000      121,200        315,000          318,150      100,000        101,000
                                                      ------------                    ------------                ------------
                                                           360,550                         982,900                     292,400

Technology                                                      --%                             --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Computervision Corp. sr. sub. notes
11 3/8s, 1999                                 100,000      103,750        350,000          363,125           --             --

Telecommunications                                             0.7%                            1.3%                        1.8%
-------------------------------------------------------------------------------------------------------------------------------
American Communication Services, Inc.
sr. disc. notes stepped-coupon zero %
(12 3/4s, 4/1/01), 2006 ++                    230,000      126,500      1,215,000          668,250      185,000        101,750
Arch Communications Group sr. disc.
notes stepped-coupon zero %
(10 7/8s, 3/15/01), 2008 ++                   125,000       53,750        325,000          139,750      500,000        215,000
Brooks Fiber Properties, Inc. sr. disc.
notes stepped-coupon zero %
(10 7/8s, 3/1/01), 2006 ++                    250,000      155,000        500,000          310,000      250,000        155,000
Brooks Fiber Properties, Inc. sr. disc.
notes stepped-coupon zero %
(11 7/8s, 11/01/01), 2006 ++                       --           --        365,000          217,175      110,000         65,450
Call-Net Enterprises sr. disc. notes
stepped-coupon zero %
(13 1/4s, 12/1/99), 2004 ++                   160,000      133,200        585,000          487,013      190,000        158,175
CellNet Data Systems, Inc. sr. disc.
notes stepped-coupon Ser. B, zero %
(13s, 6/15/00), 2005 ++                       125,000       79,375        400,000          254,000      100,000         63,500
Centennial Cellular Corp. sr. notes
10 1/8s, 2005                                 300,000      301,500        100,000          100,500      100,000        100,500
Centennial Cellular Corp. sr. notes
8 7/8s, 2001                                  100,000       94,000        535,000          502,900      250,000        235,000
Charter Communications International,
Inc. disc. notes stepped-coupon Ser. B,
zero % (14s, 3/15/01), 2007 ++                200,000      121,000        490,000          296,450      200,000        121,000
Charter Communications International,
Inc. sr. notes Ser. B, 11 1/4s, 2006               --           --        250,000          258,750           --             --
Compania Telecom Chile notes 7 5/8s,
2006 (Chile)                                  335,000      335,020        855,000          855,051    1,270,000      1,270,076
Dobson Communications Corp. 144A
sr. notes 11 3/4s, 2007                        90,000       90,225        255,000          255,638           --             --
Frontiervision Operating Partners L.P.
sr. sub. notes 11s, 2006                       30,000       29,700         85,000           84,150       25,000         24,750
Globo Communicacoes 144A company
guaranty 10 1/2s, 2006 (Brazil)               125,000      126,250        325,000          328,250      140,000        141,400
GST Telecommunications, Inc. company
guaranty stepped-coupon zero %
(13 7/8s, 15/15/00), 2005 ++                  168,000      105,840        472,000          297,360      136,000         85,680
Hyperion Telecommunication Corp.
sr. disc. notes stepped-coupon Ser. B,
zero % (13s, 4/15/01), 2003 ++                340,000      185,300        795,000          433,275      500,000        272,500
ICG Holdings, Inc. sr. disc. notes
stepped-coupon zero %
(13 1/2s, 9/15/00), 2005 ++                   130,000       87,100        260,000          174,200      100,000         67,000
Intelcom Group (USA), Inc. company
guaranty stepped-coupon zero %
(12 1/2s, 5/1/01), 2006 ++                    220,000      136,400        925,000          573,500      275,000        170,500
Intercel, Inc. sr. disc. notes
stepped-coupon zero % (12s, 2/1/01),
2006 ++                                            --           --        500,000          307,500           --             --
Intercel, Inc. sr. disc. notes
stepped-coupon zero % (12s, 5/1/01),
2006 ++                                       300,000      177,000             --               --      275,000        162,250
Intermedia Communications, Inc. sr. disc.
notes stepped-coupon zero %
(12 1/2s, 5/15/01), 2006 ++                   200,000      127,000        300,000          190,500           --             --
Intermedia Communications, Inc. sr. notes
Ser. B, 13 1/2s, 2005                         175,000      197,313        350,000          394,625           --             --
International Cabletel, Inc. 144A sr. notes
10s, 2007                                     220,000      209,000        440,000          418,000      140,000        133,000
International Cabletel, Inc. sr. notes
stepped-coupon Ser. B, zero %
(11 1/2s, 2/1/01), 2006 ++                    198,000      122,760        525,000          325,500      475,000        294,500
International Wireless Communications,
Inc. sr. disc. notes zero %, 2001              40,000       22,400        115,000           64,400       40,000         22,400
McLeod, Inc. 144A sr. disc. notes
stepped-coupon zero %
(10 1/2s, 3/1/02), 2007 ++                    150,000       82,500        415,000          228,250           --             --
MFS Communications sr. disc. notes
stepped-coupon zero %
(8 7/8s, 1/1/01), 2006 ++                     200,000      151,000        100,000           75,500      350,000        264,250
MFS Communications sr. disc. notes
stepped-coupon zero %
(9 3/8s, 1/15/99), 2004 ++                    180,000      162,000        520,000          468,000      185,000        166,500
Millicom International Cellular S.A.
sr. disc. notes stepped-coupon zero %
(13 1/2s, 6/1/01), 2006
(Luxembourg) ++                               295,000      191,750        790,000          513,500      525,000        341,250
Mobile Telecommunications Tech.
sr. notes 13 1/2s, 2002                            --           --        375,000          352,500      100,000         94,000
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(11 1/2s, 9/1/98), 2003 ++                         --           --             --               --      125,000         97,500
NEXTEL Communications, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 2/15/99), 2004 ++                    760,000      516,800      2,465,000        1,676,200    1,050,000        714,000
Nextlink Communications, Inc. sr. notes
12 1/2s, 2006                                 100,000      101,500        250,000          253,750      175,000        177,625
Omnipoint Corp. sr. notes 11 5/8s, 2006        35,000       30,450         15,000           13,050       35,000         30,450
Omnipoint Corp. sr. notes Ser. A,
11 5/8s, 2006                                 200,000      166,000        350,000          290,500           --             --
Orbcomm Global Capital Corp. sr. notes
Ser. B, 14s, 2004                              60,000       59,400        175,000          173,250       55,000         54,450
Pagemart Nationwide, Inc. sr. disc. notes
stepped-coupon zero % (15s, 2/1/00),
2005 ++                                       110,000       74,800        250,000          170,000      210,000        142,800
Paging Network, Inc. sr. sub. notes
10s, 2008                                      85,000       76,500        255,000          229,500           --             --
Pricellular Wireless Corp. sr. disc. notes
stepped-coupon Ser. B, zero %
(14s, 11/15/97), 2001 ++                      150,000      153,000        360,000          367,200      175,000        178,500
Pricellular Wireless Corp. sr. notes
10 3/4s, 2004                                 100,000      101,250        250,000          253,125           --             --
Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006  25,000       25,250         75,000           75,750       20,000         20,200
Teleport Communications Group Inc.
sr. disc. notes stepped-coupon zero %
(11 1/8s, 7/1/01), 2007 ++                    470,000      314,900        830,000          556,100      480,000        321,600
Winstar Equipment Corp. 144A
company guaranty 12 1/2s, 2004                 65,000       63,538        175,000          171,063       60,000         58,650
Wireless One, Inc. sr. notes 13s, 2003         80,000       52,000        190,000          123,500       65,000         42,250
WorldCom, Inc. notes 7 3/4s, 2007             240,000      237,000        625,000          617,188      880,000        869,000
                                                      ------------                    ------------                ------------
                                                         5,575,271                      14,544,663                   7,432,456

Textiles                                                        --%                            0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Anvil Knitwear Inc. 144A sr. notes
10 7/8s, 2007                                  55,000       53,350        150,000          145,500       45,000         43,650
Glenoit Corp. 144A sr. sub. notes 11s, 2007    30,000       29,813         85,000           84,469       30,000         29,813
Polysindo International Finance company
guaranty 11 3/8s, 2006 (Indonesia)             60,000       64,350        185,000          198,413       65,000         69,713
Reeves Industries Inc. sub. deb.
13 3/4s, 2001                                      --           --             --               --       50,000         42,500
Tultex Corp. sr. notes 10 5/8s, 2005          150,000      163,125        400,000          435,000      125,000        135,938
                                                      ------------                    ------------                ------------
                                                           310,638                         863,382                     321,614

Transportation                                                 0.1%                            0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Atlantic Express, Inc. 144A company
guaranty 10 3/4s, 2004                         20,000       20,350         55,000           55,963       15,000         15,263
Blue Bird Body Co. sr. sub. notes Ser. B,
10 3/4s, 2006                                      --           --             --               --       30,000         30,750
Consorcio/MCII Holdings sec. notes
stepped-coupon zero %
(12s, 11/15/98), 2002 ++                      200,000      171,500        530,000          454,475      100,000         85,750
Continental Airlines, Inc. 144A bonds
7.42s, 2008                                   100,000       98,866        175,000          173,016      245,000        242,222
Newport News Shipbuilding sr. notes
8 5/8s, 2006                                   40,000       40,300        100,000          100,750           --             --
Newport News Shipbuilding sr. sub.
notes 9 1/4s, 2006                             35,000       35,613         90,000           91,575           --             --
Transport Maritima Mexicana S.A.
de CV sr. notes 10s, 2006 (Mexico)            125,000      122,500        300,000          294,000           --             --
                                                      ------------                    ------------                ------------
                                                           489,129                       1,169,779                     373,985

Utilities                                                      0.3%                            0.6%                        1.3%
-------------------------------------------------------------------------------------------------------------------------------
AES China Generating Co. sr. notes
10 1/8s, 2006 (China)                          40,000       42,200        110,000          116,050       45,000         47,475
Arizona Public Service Co. sr. notes
6 3/4s, 2006                                  110,000      104,324        295,000          279,778      405,000        384,102
Cleveland Electric Illuminating Co.
1st mtge. Ser. B, 9 1/2s, 2005                200,000      213,772        260,000          277,904      300,000        320,658
Cleveland Electric Illuminating Co.
1st mtge. Ser. E, 9s, 2023                    100,000      101,025        200,000          202,050           --             --
Commonwealth Edison Co. notes
7 3/8s, 2004                                   50,000       48,894        130,000          127,124      180,000        176,018
Connecticut Light & Power Co.
1st mtge. Ser. A, 7 7/8s, 2001                170,000      170,121        445,000          445,316      605,000        605,430
Edison Mission Energy 144A company
guaranty 7.33s, 2008                          100,000       97,234        115,000          111,819      175,000        170,160
Enersis S.A. notes 7.4s, 2016 (Chile)         270,000      252,437        635,000          593,693      970,000        906,902
First PV Funding Corp. deb. 10.15s, 2016       35,000       36,969        180,000          190,125       43,000         45,419
Hidroelectric Pierda Aguila 144A
bonds 10 5/8s, 2001 (Argentina)                15,000       15,656         50,000           52,188       15,000         15,656
Illinova Corp. sr. notes 7 1/8s, 2004          65,000       63,145        180,000          174,863      240,000        233,150
Jersey Central Power & Light Co.
1st mtge. med. term note 6.85s, 2006           95,000       89,872        220,000          208,124      335,000        316,917
Long Island Lighting Co. deb. 8.9s, 2019           --           --      1,000,000        1,044,450           --             --
Long Island Lighting Co. deb. 9s, 2022        150,000      160,494             --               --      150,000        160,494
Midland Funding Corp. deb. Ser. A,
11 3/4s, 2005                                 150,000      170,378        250,000          283,963       25,000         28,396
Midland Funding Corp. deb. Ser. B,
13 1/4s, 2006                                  53,000       62,492        400,000          471,636      175,000        206,341
Niagara Mohawk Power Corp. 1st mtge.
6 7/8s, 2003                                  150,000      140,954        400,000          375,876      150,000        140,954
Niagara Mohawk Power Corp. 1st mtge.
7 3/4s, 2006                                       --           --             --               --       25,000         24,001
Northeast Utilities System notes Ser. A,
8.58s, 2006                                    19,036       17,969         47,590           44,923       14,277         13,477
Northeast Utilities System notes Ser. B,
8.38s, 2005                                   153,333      146,665        521,333          498,660      153,333        146,665
Ras Laffan Natural Gas 144A sec. notes
7.628s, 2006 (Qatar)                          145,000      146,813        340,000          344,250      510,000        516,375
Ras Laffan Natural Gas 144A sec. notes
8.294s, 2014 (Qatar)                           70,000       72,100        170,000          175,100      260,000        267,800
US West Capital Funding, Inc. company
guaranty 6.95s, 2037                          175,000      170,772        460,000          448,886      630,000        614,779
                                                      ------------                    ------------                ------------
                                                         2,324,286                       6,466,778                   5,341,169

Total Corporate Bonds and Notes
(cost $45,063,487, $119,182,465
and $67,335,799)                                       $45,228,274                    $119,512,511                 $67,805,230
-------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                      BALANCED                  CONSERVATIVE
                                                                   4.0%                        8.1%                       12.1%
FOREIGN GOVERNMENT                             Principal                   Principal                   Principal
BONDS AND NOTES*                                  Amount         Value        Amount         Value        Amount         Value
-------------------------------------------------------------------------------------------------------------------------------
AUD      Australia (Government of)
         bonds Ser. 101, 8 3/4s, 2001          1,375,000    $1,129,602     5,195,000    $4,267,840     2,610,000    $2,144,189
CAD      Canada (Government of)
         deb. Ser. A55, 8s, 2023                 750,000       585,675     2,000,000     1,561,800     1,180,000       921,462
DKK      Denmark (Government of)
         bonds 8s, 2006                        3,175,000       542,892     7,625,000     1,303,796     4,970,000       849,818
DKK      Denmark (Government of)
         bonds 8s, 2001                        4,820,000       835,528    12,935,000     2,242,232     7,585,000     1,314,830
FRF      France Treasury notes 7s, 2000       19,465,000     3,745,392    44,350,000     8,533,682    32,055,000     6,167,918
FRF      France (Government of)
         notes 5 1/2s, 2001                   10,835,000     1,981,169    35,505,000     6,492,056    16,560,000     3,027,980
FRF      France Treasury notes
         4 1/2s, 1998                          8,685,000     1,558,807    22,065,000     3,960,284    11,840,000     2,125,074
DEM      Germany (Federal Republic of)
         bonds Ser. 92, 8s, 2002               5,825,000     3,923,881    17,735,000    11,946,787     9,765,000     6,577,974
DEM      Germany (Federal Republic of)
         bonds Ser. 95, 7 3/8s, 2005             690,000       454,717     2,020,000     1,331,199       835,000       550,273
DEM      Germany (Federal Republic of)
         bonds Ser. 95, 6 7/8s, 2005             220,000       140,782       785,000       502,334       895,000       572,725
DEM      Germany (Federal Republic of)
         bonds Ser. 118, 5 1/4s, 2001          4,885,000     2,987,545    13,595,000     8,314,365     5,875,000     3,593,004
DEM      Germany (Federal Republic of)
         bonds Ser. 121, 4 3/4s, 2001          8,770,000     5,237,930    20,115,000    12,013,792    13,815,000     8,251,083
USD      Quebec (Province of) deb.
         Ser. NN, 7 1/8s, 2024                   280,000       253,378       705,000       637,969     1,000,000       904,920
USD      Bank of Foreign Economic Affairs
         of Russia (Vnesheconombank)
         non-performing loan +                   845,000       660,156     2,251,000     1,758,594     1,330,000     1,039,063
ZAR      South Africa (Republic of) bonds
         Ser. 153, 13s, 2010                   2,240,000       439,991     5,990,000     1,176,583     3,530,000       693,379
GBP      United Kingdom Treasury bonds
         7 1/2s, 2006                          2,110,000     3,425,796     4,530,000     7,354,908     3,255,000     5,284,818
GBP      United Kingdom Treasury bonds
         7s, 2002                              1,525,000     2,462,710     5,705,000     9,212,957     2,385,000     3,851,516
GBP      United Kingdom Treasury bonds
         6s, 1999                              1,145,000     1,838,479     3,070,000     4,929,371     1,800,000     2,890,185
                                                          ------------                ------------                ------------

Total Foreign Government Bonds
and Notes (cost $32,019,769,
$87,223,992 and $50,582,035)                               $32,204,430                 $87,540,549                 $50,760,211
-------------------------------------------------------------------------------------------------------------------------------

                                                     GROWTH                       BALANCED                   CONSERVATIVE
                                                               3.0%                            6.1%                       21.6%
U.S. GOVERNMENT AND                         Principal                   Principal                     Principal
AGENCY OBLIGATIONS*                            Amount        Value         Amount            Value       Amount          Value
-------------------------------------------------------------------------------------------------------------------------------
Federal Deposit Insurance Corp.
6 3/4s, July 25, 2026                        $620,695     $611,094     $1,480,119       $1,457,224   $2,253,601     $2,218,741
Federal Home Loan Mortgage Corp.
8 1/2s, with due dates from
August 1, 2026 to January 1, 2027           1,069,200    1,095,589      2,846,250        2,916,497    3,633,300      3,722,973
Federal National Mortgage Association
pass-through certificates
9 1/2s, August 1, 2022                        619,624      662,708      1,632,903        1,746,441    2,217,555      2,371,745
9 1/2s, Dwarf, May 1, 2007                    146,295      153,974        552,057          581,035      662,469        697,242
8s, TBA, April 16, 2027                     1,215,000    1,219,556      3,185,000        3,196,944    4,360,000      4,376,350
7 1/2s, with due dates from
June 1, 2026 to January 1, 2027               691,322      678,360      2,477,714        2,431,259    4,006,629      3,931,507
7 1/2s, TBA, April 16, 2027                   345,000      338,531        915,000          897,844    1,255,000      1,231,469
7.4s, May 1, 2026                             208,679      202,028        571,385          553,172      695,599        673,427
7s, with due dates from
June 1, 2025 to January 1, 2027             2,243,943    2,144,454      4,451,495        4,255,634    4,787,268      4,576,300
6 1/2s, with due dates from
August 1, 2025 to January 1, 2027           1,558,821    1,448,722      4,648,530        4,320,210    7,216,499      6,706,806
6 1/2s, Balloon, with due dates from
April 1, 2003 to March 1, 2004                494,898      482,215        807,999          787,290    1,020,098        993,954
5 1/2s, Dwarf, TBA, April 15, 2012          1,687,000    1,549,404      4,456,000        4,092,558    6,267,000      5,755,848
Financing Corp. bonds
9.8s, November 30, 2017                        30,000       37,270        345,000          428,607      210,000        260,891
7s, with due dates from
March 15, 2004 to March 15, 2027              812,866      765,031      2,132,546        2,006,890    2,914,653      2,751,985
Government National Mortgage
Association pass-through certificates
10s, TBA, April 16, 2027                      360,000      393,480        950,000        1,038,350    1,360,000      1,486,480
8s, with due dates from November 15,
2022 to September 15, 2026                    884,786      888,380      2,287,106        2,296,686    2,573,169      2,588,712
7 1/2s, with due dates from
August 15, 2025 to July 15, 2026              914,071      895,499      1,156,076        1,132,587    1,111,298      1,088,720
7s, May 15, 2023                              992,341      952,341      1,169,087        1,121,962      885,597        849,899
7s, Midget, with due dates from
December 15, 2007 to June 15, 2009            123,493      121,834        647,212          638,514      655,933        647,119
7s, TBA, April 16, 2027                       796,000      759,185      1,467,000        1,399,151    1,912,000      1,823,570
6 1/2s, with due dates from
January 15, 2026 to June 15, 2026             315,451      292,086      2,714,562        2,513,497    4,409,261      4,083,006
U.S. Treasury Bonds 8 1/8s,
August 15, 2019 #                           1,200,000    1,316,628      2,675,000        2,934,983    5,135,000      5,634,071
U.S. Treasury Notes
6 7/8s, May 15, 2006                          130,000      129,268        315,000          313,227      500,000        497,185
6 5/8s, July 31, 2001 #                       835,000      830,825      2,330,000        2,318,350
6 1/4s, October 31, 2001 #                    520,000      509,439      2,670,000        2,615,772    2,030,000      1,988,771
5 5/8s, November 30, 1998 #                 6,485,000    6,410,033     18,045,000       17,836,400   29,850,000     29,504,886
                                                      ------------                    ------------                ------------

Total U.S. Government and
Agency Obligations (cost $25,261,656,
$65,682,260 and $90,528,681)                           $24,887,934                     $65,831,084                 $90,461,657
-------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                      BALANCED                   CONSERVATIVE
                                                               0.5%                            1.0%                        3.5%
ASSET-BACKED                                Principal                   Principal                     Principal
SECURITIES*                                    Amount        Value         Amount            Value       Amount          Value
-------------------------------------------------------------------------------------------------------------------------------

Associates Manufactured Housing
Ser. 96-1, Class A3, 7s, 2027                $120,000     $120,450       $360,000         $361,350     $385,000       $386,444
Capital Equipment Receivables Trust
Ser. 96-1, Class A4, 6.28s, 2000               80,000       78,825        250,000          246,328      260,000        256,181
Chase Manhattan Auto Owner Trust
Ser. 97-A, Class A3, 6 1/4s, 2000             480,000      475,950      1,270,000        1,259,284    1,805,000      1,789,770
Fifth Third Auto Grantor Trust Ser. 96-B,
Class A, 6.45s, 2002                           94,647       94,529        292,643          292,277      307,548        307,164
Ford Motor Credit Auto Owner Trust
Ser. 96-A, Class A3, 6 1/2s, 1999             485,000      485,606      1,155,000        1,156,444    1,760,000      1,762,200
Green Tree Financial Corp. Ser. 97-2,
Class A6, 7.24s, 2028                         380,000      377,031      1,005,000          997,148    1,425,000      1,413,867
Olympic Automobile Receivables Trust
Ser. 96-D, Class A3, 5.95s, 2001              390,000      385,734      1,035,000        1,023,680    1,470,000      1,453,922
Premier Auto Trust Ser. 96-4, Class A4,
6.4s, 2001                                    110,000      109,243        345,000          342,626      360,000        357,523
Railcar Leasing L.L.C. Ser. 1, Class A1,
6 3/4s, 2006                                  400,000      391,500      1,035,000        1,013,006    1,450,000      1,419,188
Sears Credit Account Master Trust
Ser. 96-4, Class A, 6.45s, 2006               125,000      122,578        355,000          348,120      405,000        397,151
Standard Credit Card Master Trust
Ser. 91-3, Class A, 8 7/8s, 1999              730,000      750,988      1,720,000        1,769,450    2,625,000      2,700,469
Standard Credit Card Master Trust
Ser. 94-4, Class A, 8 1/4s, 2003              225,000      235,406        570,000          596,363      660,000        690,525
Standard Credit Card Master Trust
Ser. 95-6, Class A, 6 3/4s, 2000              485,000      486,819      1,140,000        1,144,275    1,740,000      1,746,525
                                                      ------------                    ------------                ------------

Total Asset-Backed Securities
(cost $4,116,150, $10,678,036
and $14,853,420)                                        $4,114,659                     $10,550,351                 $14,680,929
-------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                        BALANCED                  CONSERVATIVE
                                                               0.2%                            0.6%                        0.4%
PREFERRED STOCKS*                           Number of                   Number of                     Number of
                                               Shares        Value         Shares            Value       Shares          Value
-------------------------------------------------------------------------------------------------------------------------------

American Radio Systems Corp.
144A $11.375  pfd.                                250      $24,500            750          $73,500          200        $19,600
AmeriKing, Inc. $3.25 pfd. ++++                 2,000       53,000          4,000          106,000           --             --
Cablevision Systems Ser. M, $11.125
dep. shs. pfd. ++++                             2,200      196,350          6,495          579,679        3,063        273,373
California Federal Bancorp, Inc. Ser. B,
$10.625 exch. pfd.                              1,455      159,323          3,150          344,925        1,650        180,675
California Federal Bancorp, Inc. Ser. B,
$11.50 pfd.                                        --           --          3,500          392,000           --             --
California Federal Bancorp, Inc. Ser. A,
$2.28 pfd.                                      1,000       24,375          5,200          126,750           --             --
Chancellor Radio Broadcasting 144A
$12.00 pfd.                                       850       82,875          2,250          219,375          700         68,250
Chevy Chase Savings Bank, Inc. $13.00 pfd.      5,675      174,506         12,500          384,375        3,150         96,863
Chevy Chase Capital Corp. Ser. A,
$5.188 pfd.                                     4,120      193,640         15,515          729,205        6,000        282,000
El Paso Electric Co. $11.40 pfd                 1,987      220,557          4,849          538,239        2,229        247,419
Fresensius Medical Care AG Ser. D, $9.00 pf       100       98,000            260          254,800           --             --
Intermedia Communications, Inc. 144A
$13.50 pfd.                                        20      189,000             60          567,000           20        189,000
International Cabletel, Inc. 144A
$13.00 pfd. ++++                                  110      104,500            220          209,000           70         66,500
Pantry Pride Inc. Ser. B, $14.875 pfd.            152       15,352            800           80,800          500         50,500
Public Service Co. of New Hampshire
$2.65 1st mtge. pfd.                            3,300       79,200         18,000          432,000        3,300         79,200
SFX Broadcasting, Inc. Ser. E,
$12.625 pfd. ++++                               1,700      164,900          4,450          431,650        1,450        140,650
Time Warner Inc. Ser. M, $10.25 pfd. ++++         389      416,230          1,219        1,304,330           --             --
                                                      ------------                    ------------                ------------

Total Preferred Stocks
(cost $2,242,907, $6,966,506
and $1,765,855)                                         $2,196,308                      $6,773,628                  $1,694,030
-------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                      BALANCED                  CONSERVATIVE
                                                               0.2%                            0.4%                        1.2%
COLLATERALIZED                              Principal                   Principal                     Principal
MORTGAGE OBLIGATIONS*                          Amount        Value         Amount            Value       Amount          Value
-------------------------------------------------------------------------------------------------------------------------------

CBM Funding Corp. Ser. 96-1, Class A1,
7.55s, 2013                                   $87,926      $88,916       $216,816         $219,256     $263,407       $266,371
Chase Mortgage Finance Corp. Ser. 94-1,
Class B2, 6.613s, 2025                             --          --         187,200          169,006      187,200        169,006
Citicorp Mortgage Securities, Inc.
Ser. 94-9, Class A3, 5 3/4s, 2009             205,000      196,480        535,000          512,764      615,000        589,439
Collateralized Mortgage Obligation Trust
Ser. 64, Class Z, 9s, 2020                    426,659      441,792      1,324,419        1,371,395    1,422,195      1,472,639
GE Capital Mortgage Services, Inc.
Ser. 94-8, Class A2, 6s, 2024                  90,000       89,269        335,000          332,278      375,000        371,953
GE Capital Mortgage Services, Inc. S
er. 96-12, Class A4, 7 1/4s, 2011             136,489      134,272        370,471          364,451      443,590        436,382
Residential Funding Mortgage Securities I
Ser. 93-S36, Class A3, 5.065s, 2008           225,000      212,063        500,000          471,250      600,000        565,500
Salomon Brothers Mortgage Securities VII
Ser. 93-C1, Class A2, 6.9s, 2023              305,000      305,034        805,000          805,089    1,110,000      1,110,122
                                                      ------------                    ------------                ------------

Total Collateralized Mortgage Obligations
(cost $1,491,062, $4,296,694
and $5,041,479)                                         $1,467,826                      $4,245,489                  $4,981,412
-------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                       BALANCED                  CONSERVATIVE
                                                               0.2%                            0.3%                        0.5%
BRADY BONDS*                                Principal                   Principal                     Principal
                                               Amount        Value         Amount            Value       Amount          Value
-------------------------------------------------------------------------------------------------------------------------------

Argentina (Republic of) FRN
4.188s, 2005                                 $741,080     $662,340     $1,980,740       $1,770,286   $1,167,880     $1,043,793
Brazil (Republic of) annual reset
bonds 6.812s, 2024                            826,000      660,800      2,200,000        1,760,000    1,300,000      1,040,000
                                                      ------------                    ------------                ------------

Total Brady Bonds
(cost $1,132,970, $3,318,436
and $2,024,569)                                         $1,323,140                      $3,530,286                  $2,083,793
-------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                      BALANCED                    CONSERVATIVE
                                                               0.1%                            0.2%                        0.2%
UNITS*                                      Number of                   Number of                     Number of
                                                Units        Value          Units            Value        Units          Value
-------------------------------------------------------------------------------------------------------------------------------

Advanced Radio Telecommunications
units 14s, 2007                                    65      $70,850            190         $207,100           55        $59,950
Anvil Holdings 144A units 13s, 2009 ++++           20       19,400             50           48,500           15         14,550
Celcaribe S.A. 144A units stepped-coupon
zero % (13 1/2s, 3/15/98), 2004 ++ (Brazil)         3       39,300             22          288,200            2         26,200
Colt Telecommunications Group PLC units
stepped-coupon zero % (12s, 12/15/01),
2006 (United Kingdom) ++                           80       50,600            210          132,825           90         56,925
Diva Systems Corp. 144A units
stepped-coupon zero % (13s, 5/15/01),
2006 ++                                            75       44,156            220          129,525           75         44,156
Esat Holdings Ltd. 144A units
stepped-coupon zero % (12 1/2s, 2/1/02),
2007 ++ (Ireland)                                  75       42,000            205          114,800           65         36,400
Fitzgerald Gaming Co. units 13s, 2002              55       37,950            170          117,300           80         55,200
Globalstar L.P. Capital units 11 3/8s, 2004       100       97,500            300          292,500           90         87,750
Ionica PLC units zero % (15s, 5/1/02),
2007 ++ (United Kingdom)                           50       22,250            140           62,300           55         24,475
Mccaw International 144A units
stepped-coupon zero % (13s, 4/15/02),
2007 ++                                           140       70,000            390          195,000          120         60,000
Nextlink Communications 144A pfd.
units stepped-coupon zero %
(14s, 2/1/02), 2009 ++++                          940       41,360          2,740          120,560        1,850         81,400
Real Time Data 144A units stepped-coupon
zero % (13 1/2s, 8/15/01), 2006 ++                 50       26,500            150           79,500           50         26,500
Spanish Broadcasting Systems units
14 1/4s, 2005                                      80       78,400            220          215,600           75         73,500
Wireless One, Inc. units stepped-coupon
zero % (13 1/2s, 8/1/01), 2006 ++                 130       39,000            400          120,000          120         36,000
                                                      ------------                    ------------                ------------

Total Units (cost $626,838, $1,996,739
and $723,911)                                             $679,266                      $2,123,710                    $683,006
-------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                       BALANCED                   CONSERVATIVE
                                                                --%                            0.1%                        0.1%
CONVERTIBLE BONDS                           Principal                   Principal                     Principal
AND NOTES*                                     Amount        Value         Amount            Value       Amount          Value
-------------------------------------------------------------------------------------------------------------------------------

Argosy Gaming cv. sub. notes
12s, 2001                                     $25,000      $15,500       $125,000          $77,500           --             --
GST Telecommunications, Inc.
cv. sr. disc. notes stepped-coupon
zero % (13 7/8s, 12/15/00), 2005 ++            21,000       14,700         59,000           41,300       17,000         11,900
Integrated Device Technology, Inc.
cv. sub. notes 5 1/2s, 2002                    40,000       32,300        115,000           92,863       35,000         28,263
National Semiconductor Corp.
cv. deb. 6 1/2s, 2002                          25,000       25,156         75,000           75,469       25,000         25,156
Pricellular Wireless Corp. 144A
cv. sub. notes stepped-coupon zero %
(10 3/4s, 8/15/00) ++                          94,000       79,900        206,000          175,100       77,000         65,450
VLSI Technology, Inc. cv. sub. notes
8 1/4s, 2005                                   40,000       37,750        115,000          108,531       35,000         33,031
Winstar Communications. Inc.
cv sr. disc. notes zero %, 2005                    --           --             --               --      200,000        124,000
                                                      ------------                    ------------                ------------

Total Convertible Bonds and Notes
(cost $180,069, $526,152 and $270,496)                    $205,306                        $570,763                    $287,800
-------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                        BALANCED                    CONSERVATIVE
CONVERTIBLE PREFERRED                                           --%                             --%                         --%
STOCKS*                                     Number of                   Number of                     Number of
(cost $120,250, $252,525 and $102,213)         Shares        Value         Shares            Value       Shares          Value
-------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting $1.938 cv. pfd.            2,000      $98,000          4,200         $205,800        1,700        $83,300
-------------------------------------------------------------------------------------------------------------------------------


                                                       GROWTH                        BALANCED                CONSERVATIVE
                                                                  --%                           --%                     --%
                              Expiration    Number of                       Number of                   Number of
WARRANTS+*                          Date     Warrants          Value         Warrants        Value       Warrants     Value
----------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc.        6/15/05         500          $7,250           1,600      $23,200            400    $5,800
County Seat Holdings, Inc.       10/15/98          65               1             200            4            110         2
Hyperion Telecommunications
144A                              4/15/01         400          12,000           1,300       39,000            500    15,000
Intelcom Group                    9/15/05         429           6,006             858       12,012            330     4,620
Interact Systems, Inc.             8/1/03         100              25             300           75             90        23
Intercel, Inc.                     2/1/06          --              --           1,600       11,520             --        --
Intermedia Communications,
Inc.  144A                         6/1/00         100           2,000             350        7,000             --        --
International Wireless
Communications Holdings           8/15/01          40              --             115            1             40        --
Petracom Holdings, Inc.            8/1/05          --              --           1,001        7,132            399     2,843
Sterling Chemicals Holdings       8/15/08          35           1,225             110        3,850             30     1,050
Telemedia Broadcasting Corp.
144A                               4/1/04          --              --               4        3,371             --        --
UCC Investor Holding, Inc.       10/31/99          10             135              30          405             20       270
Wireless One, Inc.               10/19/00         450              45           1,050          105            375        38
                                                         ------------                 ------------                ---------

Total Warrants (cost $20,738
$80,016 and $21,020)                                          $28,687                     $107,675                  $29,646
------------------------------------------------------------------------------------------------------------------------------

                                                        GROWTH                       BALANCED               CONSERVATIVE
                                                                   --%                          --%                      --%
PURCHASED
OPTIONS                   Expiration Date/  Number of                       Number of                   Number of
OUTSTANDING*                 Strike Price   Contracts           Value       Contracts        Value      Contracts     Value
------------------------------------------------------------------------------------------------------------------------------

U.S. Dollars in exchange
for Japanese Yen                  Apr 97/
(Call)                            125 JPY   1,900,000          $9,690       5,100,000      $26,010      2,900,000   $14,790
U.S. Dollars in exchange
for Deutschemarks                 May 97/
(Call)                          1.692 DEM   5,800,000          46,980      15,400,000      124,740      9,000,000    72,900
                                                         ------------                 ------------                ---------

Total Purchased Options
Outstanding (cost $26,980,
$72,420 and $41,180)                                          $56,670                     $150,750                  $87,690
-------------------------------------------------------------------------------------------------------------------------------


                                                     GROWTH                       BALANCED                  CONSERVATIVE
                                                              11.4%                           11.0%                       11.8%
SHORT-TERM INVESTMENTS*
(cost $92,964,524, $119,933,317             Principal                   Principal                     Principal
and $49,455,791)                               Amount        Value         Amount            Value       Amount          Value
-------------------------------------------------------------------------------------------------------------------------------
Interest in $803,250,000 joint
repurchase agreement dated
March 31, 1997 with UBS Securities
due April 1, 1997with respect
to various U.S. Treasury obligations --
maturity value of $92,964,524,
$119,933,317 and $49,455,791
for an effective yield of 6.40%           $92,948,000  $92,964,524   $119,912,000     $119,933,317  $49,447,000    $49,455,791
-------------------------------------------------------------------------------------------------------------------------------

Total Investments
(cost $749,732,320, $1,018,826,062
and $415,659,911)***                                  $803,100,157                  $1,079,574,704                $422,698,474
-------------------------------------------------------------------------------------------------------------------------------


* Percentages indicated are based on net assets as follows:

------------------------------------------
Growth portfolio            $  814,549,572
Balanced portfolio           1,085,270,042
Conservative portfolio         418,372,448
------------------------------------------

*** The aggregate identified cost on a tax basis is as follows:


                                                                                      Net
                           Aggregate  Gross Unrealized  Gross Unrealized       Unrealized
                     Identified Cost      Appreciation      Depreciation     Appreciation
-----------------------------------------------------------------------------------------
Growth portfolio        $750,265,025       $81,188,163       $28,353,031      $52,835,132
Balanced portfolio     1,021,113,870        94,104,297        35,643,463       58,460,834
Conservative portfolio   419,562,599        11,184,424         8,048,549        3,135,875
-----------------------------------------------------------------------------------------

+   Non-income-producing security.

++  The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. Grand Union was acquired on dates from 3/7/94 to 12/8/94 with a cost of $115,725, $252,731, and $112,188 for Growth,
    Balanced and Conservative portfolios, respectively. The total market value of restricted securities held by the fund did not exceed 0.1% of each fund's net assets.

[2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

#   These securities or a portion of, and cash were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1997.

(R) Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rate shown on Floating Rate Notes, (FRN) and Annual Reset Bonds are the current interest rates shown at
March 31, 1997, which are subject to change based on the terms of the security.

Diversification by Country

Distribution of investments by country of issue at March 31, 1997: (as percentage of Market Value)


Growth portfolio
-----------------------------
France                2.3%
Canada                1.0
Germany               2.7
Japan                 2.6
Netherlands           1.5
Sweden                1.0
United Kingdom        3.3
United States        80.1
Other                 5.5
-----------------------------
Total               100.0%

Distribution of investments by country of issue at March 31, 1997: (as percentage of Market Value)

Balanced portfolio
-----------------------------
Canada                1.1%
France                3.1
Germany               4.2
Japan                 2.7
Netherlands           1.6
United Kingdom        4.2
United States        76.7
Other                 6.4
-----------------------------
Total               100.0%

Distribution of investments by country of issue at March 31, 1997: (as percentage of Market Value)

Conservative portfolio
-----------------------------
Canada                1.3%
France                3.6
Germany               5.3
Japan                 1.7
Netherlands           1.2
United Kingdom        4.6
United States        74.6
Other                 7.7
-----------------------------
Total               100.0%



-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 1997                                                           GROWTH
(aggregate face value $28,656,342)
                                                                                          Unrealized
                                                        Aggregate Face     Delivery     Appreciation/
                                         Market Value       Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
Australian Dollars                          $1,310,129      $1,311,328     6/18/97             ($1,199)
British Pounds                                 458,190         457,205     6/18/97                 985
Canadian Dollars                             2,784,537       2,832,053     6/18/97             (47,516)
Deutschemarks                               10,749,650      10,656,376     6/18/97              93,274
Italian Lira                                 3,590,861       3,526,033     6/18/97              64,828
Japanese Yen                                 6,470,411       6,581,085     6/18/97            (110,674)
Spanish Peseta                               1,535,316       1,531,062     6/18/97               4,254
Swiss Francs                                 1,759,535       1,761,200     6/18/97              (1,665)
-------------------------------------------------------------------------------------------------------
                                                                                                $2,287
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at March 31, 1997                                                           GROWTH
(aggregate face value $46,264,092)
                                                                                          Unrealized
                                            Market      Aggregate Face     Delivery     Appreciation/
                                            Value           Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
British Pounds                              $6,652,188      $6,503,613     6/18/97           ($148,575)
Canadian Dollars                               501,777         511,095     6/18/97               9,318
Danish Krone                                   483,822         481,796     6/18/97              (2,026)
Deutschemarks                                9,518,860       9,424,413     6/18/97             (94,447)
Deutschemarks                                3,317,711       3,722,324     5/12/97             404,613
French Francs                                3,172,886       3,168,006     6/18/97              (4,880)
French Francs                                6,742,471       7,432,145     5/12/97             689,674
Japanese Yen                                 6,143,984       6,604,226     4/16/97             460,242
Japanese Yen                                 1,960,389       1,989,898     6/18/97              29,509
Swedish Krona                                  989,890         973,393     6/18/97             (16,497)
Swiss Francs                                 5,385,034       5,453,183     6/18/97              68,149
-------------------------------------------------------------------------------------------------------
                                                                                            $1,395,080
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 1997                                                           GROWTH
                                                                                          Unrealized
                                                        Aggregate Face    Expiration    Appreciation/
                                         Total Value        Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
CAC 40 Index (long)                        $29,114,990     $28,312,456      Jun-97            $802,534
Dax Index (long)                            80,492,601      78,715,024      Jun-97           1,777,577
German Bonds (long)                         13,873,702      14,221,897      Jun-97            (348,195)
NASDAQ 100 Index
(short)                                     23,718,000      24,768,406      Jun-97           1,050,406
S&P Index (short)                           49,649,000      52,405,889      Jun-97           2,756,889
UK Treasury Bonds
(short)                                      3,395,466       3,509,396      Jun-97             113,930
US Treasury Bonds
(short)                                     17,196,500      17,604,000      Jun-97             407,500
US Treasury Bonds
(short)                                      3,650,391       3,705,226      Jun-97              54,835
-------------------------------------------------------------------------------------------------------
                                                                                            $6,615,476
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
TBA Sale Commitments
at March 31, 1997                                                           GROWTH
(proceeds receivable $2,687,320)
                                          Principal        Delivery         Coupon          Market
Agency                                      Amount          Month            Rate           Value
-------------------------------------------------------------------------------------------------------
FNMA                                        $2,260,000      April            7.0%           $2,160,402
FNMA                                           493,000      April            6.5%              480,364
-------------------------------------------------------------------------------------------------------
                                                                                            $2,640,766
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 1997                                                          BALANCED
(aggregate face value $69,892,921)
                                                                                          Unrealized
                                                        Aggregate Face     Delivery     Appreciation/
                                         Market Value       Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
Australian Dollars                          $2,213,512      $2,209,228     6/18/97              $4,284
British Pounds                               1,734,634       1,730,904     6/18/97               3,730
Canadian Dollars                             7,811,677       7,944,978     6/18/97            (133,301)
Deutschemarks                               22,884,233      22,678,369     6/18/97             205,864
Italian Lira                                 9,534,403       9,361,950     6/18/97             172,453
Japanese Yen                                16,583,557      16,905,823     6/18/97            (322,266)
Spanish Peseta                               4,160,005       4,147,970     6/18/97              12,035
Swiss Francs                                 4,909,055       4,913,699     6/18/97              (4,644)
-------------------------------------------------------------------------------------------------------
                                                                                              ($61,845)
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at March 31, 1997                                                          BALANCED
(aggregate face value $88,906,610)
                                                                                          Unrealized
                                            Market      Aggregate Face     Delivery     Appreciation/
                                            Value           Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
British Pounds                             $19,228,078     $18,827,685     6/18/97           ($400,393)
Canadian Dollars                             1,654,195       1,684,911     6/18/97              30,716
Danish Krone                                 1,098,900       1,094,298     6/18/97              (4,602)
Deutschemarks                               20,044,763      19,844,667     6/18/97            (200,096)
Deutschemarks                                4,093,140       4,590,813     5/12/97             497,673
French Francs                                8,065,842       8,052,668     6/18/97             (13,174)
French Francs                                8,144,266       8,971,216     5/12/97             826,950
Japanese Yen                                 4,672,027       4,733,868     6/18/97              61,841
Japanese Yen                                 8,397,319       9,026,356     4/16/97             629,037
Swedish Krona                                2,602,985       2,558,186     6/18/97             (44,799)
Swiss Francs                                 4,219,789       4,213,232     6/18/97              (6,557)
Swiss Francs                                 5,213,786       5,308,710     5/12/97              94,924
-------------------------------------------------------------------------------------------------------
                                                                                            $1,471,520
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 1997                                                          BALANCED

                                                        Aggregate Face    Expiration    Appreciation/
                                         Total Value        Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
CAC 40 Index (long)                        $38,975,018     $37,900,691      Jun-97          $1,074,327
Dax Index (long)                           104,395,227     102,085,917      Jun-97           2,309,310
German Bonds (long)                         18,050,731      18,503,759      Jun-97            (453,028)
NASDAQ 100 Index
(short)                                     21,145,200      22,081,281      Jun-97             936,081
S&P Index (short)                           67,462,000      71,218,095      Jun-97           3,756,095
UK Treasury Bonds
(short)                                      6,701,578       6,926,439      Jun-97             224,861
US Treasury Bonds
(short)                                      4,276,172       4,340,408      Jun-97              64,236
US Treasury Bonds
(short)                                     24,687,000      25,272,000      Jun-97             585,000
-------------------------------------------------------------------------------------------------------
                                                                                            $8,496,882
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
TBA Sale Commitments
at March 31, 1997                                                          BALANCED
(proceeds receivable $5,785,689)
                                          Principal        Delivery         Coupon          Market
Agency                                      Amount          Month            Rate           Value
-------------------------------------------------------------------------------------------------------
FNMA                                        $4,459,000      April           7.00%           $4,262,492
GNMA                                           670,000      April           7.00%              639,013
FNMA                                           804,000      April           6.50%              783,393
-------------------------------------------------------------------------------------------------------
                                                                                            $5,684,898
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy
at March 31, 1997                                                        CONSERVATIVE
(aggregate face value $42,471,006)
                                                                                          Unrealized
                                                        Aggregate Face     Delivery     Appreciation/
                                         Market Value       Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
Australian Dollars                          $1,687,933      $1,688,068     6/18/97               ($135)
British Pounds                                 550,254         549,070     6/18/97               1,184
Canadian Dollars                             4,160,612       4,230,857     6/18/97             (70,245)
Deutschemarks                               15,237,697      15,100,417     6/18/97             137,280
Italian Lira                                 5,601,528       5,499,590     6/18/97             101,938
Japanese Yen                                10,202,960      10,390,115     6/18/97            (187,155)
Spanish Peseta                               2,409,779       2,403,106     6/18/97               6,673
Swiss Francs                                 2,607,316       2,609,783     6/18/97              (2,467)
-------------------------------------------------------------------------------------------------------
                                                                                              ($12,927)
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at March 31, 1997                                                        CONSERVATIVE
(aggregate face value $44,035,107)
                                                                                          Unrealized
                                            Market      Aggregate Face     Delivery     Appreciation/
                                            Value           Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
British Pounds                             $10,345,471     $10,113,910     6/18/97           ($231,561)
Canadian Dollars                               600,535         611,686     6/18/97              11,151
Danish Krone                                   762,038         758,845     6/18/97              (3,193)
Deutschemarks                               13,130,204      12,996,880     6/18/97            (133,324)
Deutschemarks                                1,200,838       1,347,591     5/12/97             146,753
French Francs                                4,910,885       4,903,282     6/18/97              (7,603)
French Francs                                2,385,183       2,631,318     5/12/97             246,135
Japanese Yen                                 3,217,365       3,263,643     6/18/97              46,278
Japanese Yen                                 2,164,174       2,326,291     4/16/97             162,117
Swedish Krona                                1,512,585       1,486,012     6/18/97             (26,573)
Swiss Francs                                 2,215,101       2,214,204     6/18/97                (897)
Swiss Francs                                 1,358,911       1,381,445     5/12/97              22,534
-------------------------------------------------------------------------------------------------------
                                                                                              $231,817
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 1997                                                        CONSERVATIVE
                                                                                          Unrealized
                                                        Aggregate Face    Expiration    Appreciation/
                                         Total Value        Value            Date       (Depreciation)
-------------------------------------------------------------------------------------------------------
CAC 40 Index (long)                         $4,278,880      $4,160,932      Jun-97            $117,948
Dax Index (long)                            44,945,107      43,958,085      Jun-97             987,022
FT-SE 100 Index (short)                      4,067,159       4,147,868      Jun-97              80,709
German Bonds (long)                         13,276,984      13,610,203      Jun-97            (333,219)
NASDAQ 100 Index
(short)                                      4,020,000       4,197,848      Jun-97             177,848
S&P Index (short)                            7,201,000       7,643,965      Jun-97             442,965
UK Treasury Bonds
(short)                                      5,539,971       5,658,718      Jun-97             118,747
US Treasury Bonds
(short)                                     10,533,984      10,692,224      Jun-97             158,240
US Treasury Bonds
(short)                                     20,150,500      20,628,000      Jun-97             477,500
-------------------------------------------------------------------------------------------------------
                                                                                            $2,227,760
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
TBA Sale Commitments
at March 31, 1997                                                        CONSERVATIVE
(proceeds receivable $6,532,830)
                                          Principal        Delivery         Coupon          Market
Agency                                      Amount          Month            Rate           Value
-------------------------------------------------------------------------------------------------------
FNMA                                        $4,800,000      April           7.00%           $4,588,464
GNMA                                           885,000      April           7.00%              844,069
FNMA                                         1,014,000      April           6.50%              988,011
-------------------------------------------------------------------------------------------------------
                                                                                            $6,420,544
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1997 (Unaudited)
Putnam Asset Allocation: Growth Portfolio

Assets
----------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $656,767,796) (Note 1)                              $710,135,633
----------------------------------------------------------------------------------
Repurchase agreement
(identified cost $92,964,524) (Note 1)                                 92,964,524
----------------------------------------------------------------------------------
Cash                                                                    3,081,963
----------------------------------------------------------------------------------
Foreign currency                                                        1,940,904
----------------------------------------------------------------------------------
Margin deposit for futures contracts (Note 1)                           5,385,000
----------------------------------------------------------------------------------
Dividends, interest and other receivables                               3,079,195
----------------------------------------------------------------------------------
Receivable for shares of the fund sold                                  9,041,738
----------------------------------------------------------------------------------
Receivable for securities sold                                         12,105,656
----------------------------------------------------------------------------------
Receivable for variation margin                                         5,208,583
----------------------------------------------------------------------------------
Receivable for open forward currency contracts                          1,832,560
----------------------------------------------------------------------------------
Receivable for closed forward currency contracts                          681,899
----------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                  4,936
----------------------------------------------------------------------------------
Total assets                                                          845,462,591

Liabilities
----------------------------------------------------------------------------------
Payable for securities purchased                                       19,525,284
----------------------------------------------------------------------------------
Payable for shares of the fund repurchased                              5,673,151
----------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                            1,264,766
----------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                430,507
----------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                               6,464
----------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                2,937
----------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                    464,095
----------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                 13,264
----------------------------------------------------------------------------------
Payable for open forward currency contracts                               435,193
----------------------------------------------------------------------------------
Payable for closed forward currency contracts                             248,069
----------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $2,687,320)        2,640,766
----------------------------------------------------------------------------------
Other accrued expenses                                                    208,523
----------------------------------------------------------------------------------
Total liabilities                                                      30,913,019
----------------------------------------------------------------------------------
Net assets                                                           $814,549,572


Represented by
----------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                      $727,039,430
----------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                              681,116
----------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                 25,672,761
----------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                           61,156,265
----------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                           $814,549,572

Computation of net asset value and offering price
----------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($302,309,981 divided by 26,690,457 shares)                                $11.33
----------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.33)*                    $12.02
----------------------------------------------------------------------------------
Net asset value and offering price per class B share
($256,003,965 divided by 22,807,703 shares)**                              $11.22
----------------------------------------------------------------------------------
Net asset value and offering price per class C share
($43,797,748 divided by 3,928,572 shares)**                                $11.15
----------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($22,078,973 divided by 1,966,367 shares)                                  $11.23
----------------------------------------------------------------------------------
Offering price per class M share (100/96.5 of $11.23)*                     $11.64
----------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($190,358,905 divided by 16,730,809 shares)                                $11.38
----------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1997 (Unaudited)
Putnam Asset Allocation: Growth Portfolio

Investment income:
----------------------------------------------------------------------------------
Interest (net of foreign tax of $7,565)                                $5,657,348
----------------------------------------------------------------------------------
Dividends (net of foreign tax of $81,979)                               4,539,406
----------------------------------------------------------------------------------
Total investment income                                                10,196,754
----------------------------------------------------------------------------------
Expenses:
----------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                        2,338,334
----------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                          1,449,251
----------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                          15,670
----------------------------------------------------------------------------------
Administrative services (Note 2)                                            6,717
----------------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                                      318,970
----------------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                                    1,152,817
----------------------------------------------------------------------------------
Distribution fees - Class C (Note 2)                                      183,014
----------------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                                       64,900
----------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                              1,321
----------------------------------------------------------------------------------
Reports to shareholders                                                    15,498
----------------------------------------------------------------------------------
Registration fees                                                          88,826
----------------------------------------------------------------------------------
Auditing                                                                   30,335
----------------------------------------------------------------------------------
Legal                                                                       5,984
----------------------------------------------------------------------------------
Postage                                                                    78,913
----------------------------------------------------------------------------------
Other                                                                      22,136
----------------------------------------------------------------------------------
Total expenses                                                          5,772,686
----------------------------------------------------------------------------------
Expense reduction (Note 2)                                               (318,815)
----------------------------------------------------------------------------------
Net expenses                                                            5,453,871
----------------------------------------------------------------------------------
Net investment income                                                   4,742,883
----------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                       13,726,220
----------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                 12,085,570
----------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)               769,279
----------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                      968,216
----------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and
TBA sale commitments during the period                                 (3,779,161)
----------------------------------------------------------------------------------
Net gain on investments                                                23,770,124
----------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  $28,513,007
----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

                                                                 Six months ended         Year ended
                                                                         March 31,      September 30
                                                                             1997*              1996
-----------------------------------------------------------------------------------------------------
Increase in net assets
-----------------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------------
Net investment income                                                  $4,742,883         $5,435,648
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                          26,581,069         31,633,588
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign currencies                           (2,810,945)        29,767,246
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   28,513,007         66,836,482
-----------------------------------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                            (3,419,375)        (2,471,036)
-----------------------------------------------------------------------------------------------------
    Class B                                                            (1,858,459)        (1,771,400)
-----------------------------------------------------------------------------------------------------
    Class C                                                              (354,573)          (137,682)
-----------------------------------------------------------------------------------------------------
    Class M                                                              (181,831)           (60,532)
-----------------------------------------------------------------------------------------------------
    Class Y                                                            (2,813,692)          (894,776)
-----------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                            (9,736,876)        (3,563,495)
-----------------------------------------------------------------------------------------------------
    Class B                                                            (8,947,424)        (3,394,151)
-----------------------------------------------------------------------------------------------------
    Class C                                                            (1,403,269)          (263,811)
-----------------------------------------------------------------------------------------------------
    Class M                                                              (610,900)           (96,428)
-----------------------------------------------------------------------------------------------------
    Class Y                                                            (7,064,486)        (1,178,695)
-----------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     313,799,180        160,838,514
-----------------------------------------------------------------------------------------------------
Total increase in net assets                                          305,921,302        213,842,990

Net assets
-----------------------------------------------------------------------------------------------------
Beginning of period                                                   508,628,270        294,785,280
-----------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $681,116  and $4,566,163, respectively)                    $814,549,572       $508,628,270
-----------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                       Feb. 8, 1994+
operating performance                                           (Unaudited)          Year ended September 30      to Sept. 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.41           $10.06            $8.43            $8.50
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .09              .18              .18 (a)          .10 (a)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .46             1.63             1.53             (.17)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .55             1.81             1.71             (.07)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.16)            (.19)            (.08)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.63)            (.46)            (.08)              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.33           $11.41           $10.06            $8.43
---------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                             4.87 *          18.75            20.45             (.82)*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $302,310         $210,531         $122,228          $43,669
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                              .70 *           1.45             1.49 (a)          .78 (a)*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .79 *           1.72             1.98 (a)         1.31 (a)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               48.21 *         100.93            88.36             39.9 *
---------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0445           $.0486
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                      Feb. 16, 1994+
operating performance                                           (Unaudited)          Year ended September 30      to Sept. 30
----------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.29            $9.97            $8.39            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .05              .10              .11 (a)          .06 (a)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .44             1.64             1.52             (.17)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .49             1.74             1.63             (.11)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.09)            (.15)            (.05)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.56)            (.42)            (.05)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.22           $11.29            $9.97            $8.39
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                             4.40 *          18.04            19.57            (1.29)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $256,004         $199,871         $116,263          $50,664
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.08 *           2.21             2.23 (a)         1.21 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .41 *            .95             1.22 (a)          .80 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               48.21 *         100.93            88.36             39.9 *
----------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0445           $.0486
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                      Sept. 1, 1994+
operating performance                                           (Unaudited)          Year ended September 30      to Sept. 30
----------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.24            $9.93            $8.39            $8.46
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              .05              .10              .11 (a)          .01 (a)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .45             1.63             1.51             (.08)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .50             1.73             1.62             (.07)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.12)            (.15)            (.08)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.59)            (.42)            (.08)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.15           $11.24            $9.93            $8.39
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                             4.43 *          18.01            19.46             (.83)*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $43,798          $27,556           $7,985             $385
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.08 *           2.23             2.23 (a)          .15 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .42 *            .94             1.24 (a)          .14 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               48.21 *         100.93            88.36             39.9 *
----------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0445           $.0486
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
CLASS M
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                    For the period
Per-share                                                                          March 31       Year ended     Feb. 3, 1995+
operating performance                                                            (Unaudited)        Sept. 30      to Sept. 30
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $11.32           $10.01            $8.39
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income(d)                                                                .06              .12              .08 (a)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .46             1.64             1.54
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .52             1.76             1.62
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.14)            (.18)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.47)            (.27)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.61)            (.45)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.23           $11.32           $10.01
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                              4.59 *          18.21            19.31 *
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $22,079          $12,369           $3,160
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                               .95 *           1.95             1.45 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .54 *           1.16              .79 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                48.21 *         100.93            88.36
----------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                                        $.0445           $.0486
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial Highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Growth Portfolio
CLASS Y
----------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                      July 14, 1994+
operating performance                                           (Unaudited)          Year ended September 30      to Sept. 30
----------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.47           $10.09            $8.43            $8.22
----------------------------------------------------------------------------------------------------------------------------------
Investment operations (d)
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .12              .21              .17 (a)          .03 (a)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .44             1.65             1.57              .18
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .56             1.86             1.74              .21
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.18)            (.21)            (.08)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.47)            (.27)              --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.65)            (.48)            (.08)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.38           $11.47           $10.09            $8.43
----------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                             4.95 *          19.20            20.94             2.55 *
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $190,359          $58,301          $45,150             $775
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                              .58 *           1.21             1.28 (a)          .20 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                              .95 *           1.97             2.05 (a)          .50 (a)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               48.21 *         100.93            88.36             39.9 *
----------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                       $.0445           $.0486
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.05, $0.01 and $0.01 per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Statement of assets and liabilities
March 31, 1997 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio

Assets
------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $898,892,745) (Note 1)                                      $959,641,387
------------------------------------------------------------------------------------------
Repurchase agreement, at value
(identified cost $119,933,317) (Note 1)                                       119,933,317
------------------------------------------------------------------------------------------
Cash                                                                            3,069,040
------------------------------------------------------------------------------------------
Foreign currency                                                                3,058,197
------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                       6,442,255
------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                         23,371,593
------------------------------------------------------------------------------------------
Receivable for securities sold                                                 23,531,383
------------------------------------------------------------------------------------------
Receivable for variation margin                                                 6,606,923
------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                  2,548,964
------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                  982,238
------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                          4,924
------------------------------------------------------------------------------------------
Total assets                                                                1,149,190,221

Liabilities
------------------------------------------------------------------------------------------
Payable for securities purchased                                               31,476,377
------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                     22,105,998
------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                    1,651,335
------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        482,036
------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       6,701
------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                        2,971
------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            644,920
------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                         13,263
------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                     1,139,289
------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                     604,633
------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $5,785,689)                5,684,898
------------------------------------------------------------------------------------------
Other accrued expenses                                                            107,758
------------------------------------------------------------------------------------------
Total liabilities                                                              63,920,179
------------------------------------------------------------------------------------------
Net assets                                                                 $1,085,270,042

Represented by
------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $983,311,099
------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                    1,110,688
------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                         30,418,908
------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                   70,429,347
------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                 $1,085,270,042

Computation of net asset value and offering price
------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($473,152,183 divided by 44,912,817 shares)                                        $10.53
------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.53)*                            $11.17
------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($331,398,907 divided by 31,596,256 shares)**                                      $10.49
------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($45,792,361 divided by 4,381,639 shares)**                                        $10.45
------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($26,719,517 divided by 2,537,815 shares)                                          $10.53
------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.53)*                            $10.91
------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($208,207,074 divided by 19,758,650 shares)                                        $10.54
------------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1997 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio

Investment income:
------------------------------------------------------------------------------------------
Interest (net of foreign tax of $18,219)                                      $12,636,658
------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $101,953)                                      5,019,520
------------------------------------------------------------------------------------------
Total investment income                                                        17,656,178
------------------------------------------------------------------------------------------
Expenses:
------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                2,989,974
------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                  1,411,196
------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                  17,600
------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                    5,863
------------------------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                                              502,620
------------------------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                                            1,497,932
------------------------------------------------------------------------------------------
Distribution fees - Class C (Note 2)                                              189,562
------------------------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                                               76,575
------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                      1,322
------------------------------------------------------------------------------------------
Reports to shareholders                                                            32,004
------------------------------------------------------------------------------------------
Registration fees                                                                 102,069
------------------------------------------------------------------------------------------
Auditing                                                                           32,900
------------------------------------------------------------------------------------------
Legal                                                                               6,985
------------------------------------------------------------------------------------------
Postage                                                                            37,215
------------------------------------------------------------------------------------------
Other                                                                              21,264
------------------------------------------------------------------------------------------
Total expenses                                                                  6,925,081
------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (181,763)
------------------------------------------------------------------------------------------
Net expenses                                                                    6,743,318
------------------------------------------------------------------------------------------
Net investment income                                                          10,912,860
------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                               19,096,637
------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                         16,514,462
------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                       235,229
------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                              893,372
------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and
TBA sale commitments during the period                                         (6,351,081)
------------------------------------------------------------------------------------------
Net gain on investments                                                        30,388,619
------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          $41,301,479
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

                                                                         Six months ended           Year ended
                                                                                 March 31,        September 30
                                                                                     1997*                1996
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                         $10,912,860          $14,211,074
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                  35,846,328           41,972,934
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign currencies                                   (5,457,709)          32,957,829
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           41,301,479           89,141,837
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                    (7,352,014)          (6,120,832)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                    (4,552,318)          (4,209,053)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                      (583,275)            (365,863)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                      (334,878)            (164,641)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                    (2,941,926)          (2,550,204)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                   (17,400,958)          (5,171,891)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                   (14,022,870)          (5,203,895)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                    (1,750,678)            (396,189)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                      (891,021)            (121,806)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                    (6,323,825)          (2,134,847)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                             336,792,701          301,988,514
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                  321,940,417          364,691,130

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                           763,329,625          398,638,495
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $1,110,688  and $5,962,239, respectively)                        $1,085,270,042         $763,329,625
---------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS A
--------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                       ended                                     For the period
Per-share                                           March 31                                       Feb. 7, 1994+
operating performance                             (Unaudited)          Year ended September 30      to Sept. 30
--------------------------------------------------------------------------------------------------------------------
                                                        1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                   $10.71            $9.67            $8.33            $8.50
--------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                    .13              .29 (d)          .27 (a)(d)       .16(a)(d)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                               .43             1.32             1.27             (.28)
--------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                    .56             1.61             1.54             (.12)
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net
investment income                                       (.21)            (.28)            (.20)            (.05)
--------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                          (.53)            (.29)              --               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.74)            (.57)            (.20)            (.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                         $10.53           $10.71            $9.67            $8.33
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                               5.23 *          17.41            18.73            (1.47)*
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                      $473,152         $327,326         $152,317          $54,483
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                .63 *           1.33             1.32 (a)          .83 (a)*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                               1.30 *           2.83             2.95 (a)         2.13 (a)*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 56.64 *         122.12           106.03            52.62 *
--------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                         $.0430           $.0470
--------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                   Six months
                                                        ended                                     For the period
Per-share                                            March 31                                      Feb. 11, 1994+
operating performance                              (Unaudited)          Year ended September 30      to Sept. 30
-----------------------------------------------------------------------------------------------------------------------
                                                         1997             1996             1995             1994
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                    $10.67            $9.64            $8.31            $8.50
-----------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                     .09              .21 (d)          .20 (a)(d)       .11 (a)(d)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                .43             1.32             1.26             (.27)
-----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                     .52             1.53             1.46             (.16)
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------
From net
investment income                                        (.17)            (.21)            (.13)            (.03)
-----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                           (.53)            (.29)              --               --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.70)            (.50)            (.13)            (.03)
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                          $10.49           $10.67            $9.64            $8.31
-----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                4.89 *          16.54            17.83            (1.89)*
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                       $331,399         $264,830         $159,230          $81,093
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                1.01 *           2.08             2.07 (a)         1.23 (a)*
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                 .93 *           2.08             2.26 (a)         1.41 (a)*
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                  56.64 *         122.12           106.03            52.62 *
-----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                          $.0430           $.0470
-----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS C
---------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                      ended                                     For the period
Per-share                                          March 31                                      Sept. 1, 1994+
operating performance                            (Unaudited)          Year ended September 30      to Sept. 30
---------------------------------------------------------------------------------------------------------------------
                                                       1997             1996             1995             1994
---------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                  $10.64            $9.62            $8.31            $8.41
---------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                                   .09              .22 (d)          .20 (a)(d)       .01 (a)(d)
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                              .42             1.30             1.27             (.08)
---------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                   .51             1.52             1.47             (.07)
---------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------
From net
investment income                                      (.17)            (.21)            (.16)            (.03)
---------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         (.53)            (.29)              --               --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                    (.70)            (.50)            (.16)            (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                        $10.45           $10.64            $9.62            $8.31
---------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                              4.82 *          16.47            17.89             (.84)*
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                      $45,792          $29,724          $11,921             $441
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                              1.01 *           2.09             2.09 (a)          .16 (a)*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                               .93 *           2.18             2.22 (a)          .11 (a)*
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                56.64 *         122.12           106.03            52.62 *
---------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                        $.0430           $.0470
---------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS M
-----------------------------------------------------------------------------------------------------------------
                                                              Six months
                                                                   ended                    For the period
Per-share                                                       March 31       Year ended     Feb. 6, 1995+
operating performance                                         (Unaudited)        Sept. 30      to Sept. 30
-----------------------------------------------------------------------------------------------------------------
                                                                    1997             1996             1995
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $10.71            $9.66            $8.34
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                .11              .24  (d)         .14 (a)(d)
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           .42             1.34             1.31
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                .53             1.58             1.45
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net
investment income                                                   (.18)            (.24)            (.13)
-----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                      (.53)            (.29)              --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.71)            (.53)            (.13)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                     $10.53           $10.71            $9.66
-----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                           5.02 *          17.05            17.46 *
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                   $26,720          $14,967           $3,509
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                            .88 *           1.84             1.38 (a)*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                           1.06 *           2.42             1.56 (a)*
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             56.64 *         122.12           106.03
-----------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                     $.0430           $.0470
-----------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Balanced Portfolio
CLASS Y
--------------------------------------------------------------------------------------------------------------------
                                                Six months
                                                     ended                                     For the period
Per-share                                         March 31                                       July 5, 1994+
operating performance                           (Unaudited)          Year ended September 30      to Sept. 30
--------------------------------------------------------------------------------------------------------------------
                                                      1997             1996             1995             1994
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $10.71            $9.66            $8.33            $8.11
--------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                  .15              .31 (d)          .29 (a)(d)       .05 (a)(d)
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                             .43             1.34             1.26              .22
--------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                  .58             1.65             1.55              .27
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net
investment income                                     (.22)            (.31)            (.22)            (.05)
--------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                        (.53)            (.29)              --               --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.75)            (.60)            (.22)            (.05)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $10.54           $10.71            $9.66            $8.33
--------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                             5.45 *          17.81            18.89             3.34 *
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $208,207         $126,482          $71,661          $66,081
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                              .51 *           1.08             1.07 (a)          .23 (a)*
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             1.42 *           3.03             3.35 (a)          .62 (a)*
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               56.64 *         122.12           106.03            52.62 *
--------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                       $.0430           $.0470
--------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.03, $0.01 and none per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of less than $0.01 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Statement of assets and liabilities
March 31, 1997 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio

Assets
----------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $366,204,120) (Note 1)                                    $373,242,683
----------------------------------------------------------------------------------------
Repurchase agreement
(identified cost $49,455,791) (Note 1)                                       49,455,791
----------------------------------------------------------------------------------------
Cash                                                                            615,021
----------------------------------------------------------------------------------------
Foreign currency                                                              1,362,420
----------------------------------------------------------------------------------------
Dividends, interest and other receivables                                     3,780,604
----------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                        2,432,782
----------------------------------------------------------------------------------------
Receivable for securities sold                                               22,460,592
----------------------------------------------------------------------------------------
Receivable for variation margin                                               1,765,492
----------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                  890,078
----------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                335,003
----------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                        4,935
----------------------------------------------------------------------------------------
Total assets                                                                456,345,401

Liabilities
----------------------------------------------------------------------------------------
Payable for securities purchased                                             27,084,537
----------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                    2,124,498
----------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                    685,214
----------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                      244,157
----------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                     5,497
----------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                      1,867
----------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                          278,661
----------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                       13,263
----------------------------------------------------------------------------------------
Payable for open forward currency contracts                                     671,188
----------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                   338,208
----------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $6,532,830)              6,420,544
----------------------------------------------------------------------------------------
Other accrued expenses                                                          105,319
----------------------------------------------------------------------------------------
Total liabilities                                                            37,972,953
----------------------------------------------------------------------------------------
Net assets                                                                 $418,372,448

Represented by
----------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                            $403,272,391
----------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                    842,236
----------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                        4,796,333
----------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  9,461,488
----------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                 $418,372,448

Computation of net asset value and offering price
----------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($262,089,390 divided by 27,404,094 shares)                                       $9.56
----------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.56)*                           $10.14
----------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($111,944,581 divided by 11,744,509 shares)**                                     $9.53
----------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($22,301,904 divided by 2,343,409 shares)**                                       $9.52
----------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,527,083 divided by 788,600 shares)                                            $9.54
----------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.54)*                            $9.89
----------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($14,509,490 divided by 1,515,865 shares)                                         $9.57
----------------------------------------------------------------------------------------
*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1997 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio

Investment income:
----------------------------------------------------------------------------------------
Interest (net of foreign tax of $12,019)                                     $8,152,210
----------------------------------------------------------------------------------------
Dividends (net of foreign tax of $18,048)                                     1,108,112
----------------------------------------------------------------------------------------
Total investment income                                                       9,260,322
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                              1,246,337
----------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                  624,110
----------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                12,389
----------------------------------------------------------------------------------------
Administrative services (Note 2)                                                  3,667
----------------------------------------------------------------------------------------
Distribution fees - Class A (Note 2)                                            271,202
----------------------------------------------------------------------------------------
Distribution fees - Class B (Note 2)                                            516,538
----------------------------------------------------------------------------------------
Distribution fees - Class C (Note 2)                                             97,775
----------------------------------------------------------------------------------------
Distribution fees - Class M (Note 2)                                             21,587
----------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                    1,322
----------------------------------------------------------------------------------------
Reports to shareholders                                                          11,088
----------------------------------------------------------------------------------------
Registration fees                                                                59,445
----------------------------------------------------------------------------------------
Auditing                                                                         27,403
----------------------------------------------------------------------------------------
Legal                                                                             4,434
----------------------------------------------------------------------------------------
Postage                                                                           2,500
----------------------------------------------------------------------------------------
Other                                                                             7,671
----------------------------------------------------------------------------------------
Total expenses                                                                2,907,468
----------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                      (78,019)
----------------------------------------------------------------------------------------
Net expenses                                                                  2,829,449
----------------------------------------------------------------------------------------
Net investment income                                                         6,430,873
----------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                              3,490,326
----------------------------------------------------------------------------------------
Net realized gain on futures contracts (Notes 1 and 3)                        5,972,779
----------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                    (137,714)
----------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                            111,210
----------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and
TBA sale commitments during the period                                       (2,827,772)
----------------------------------------------------------------------------------------
Net gain on investments                                                       6,608,829
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        $13,039,702
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

                                                                       Six months ended        Year ended
                                                                               March 31,     September 30,
                                                                                   1997*             1996
----------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------
Net investment income                                                        $6,430,873        $6,776,655
----------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                 9,325,391         8,940,554
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and liabilities in foreign currencies                            (2,716,562)        3,784,426
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         13,039,702        19,501,635
----------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                  (5,199,192)       (3,204,010)
----------------------------------------------------------------------------------------------------------
    Class B                                                                  (1,906,222)       (2,376,868)
----------------------------------------------------------------------------------------------------------
    Class C                                                                    (365,654)         (350,861)
----------------------------------------------------------------------------------------------------------
    Class M                                                                    (117,215)          (77,650)
----------------------------------------------------------------------------------------------------------
    Class Y                                                                    (258,702)         (120,711)
----------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                  (7,375,221)       (1,368,540)
----------------------------------------------------------------------------------------------------------
    Class B                                                                  (3,325,457)       (1,343,244)
----------------------------------------------------------------------------------------------------------
    Class C                                                                    (631,862)         (177,029)
----------------------------------------------------------------------------------------------------------
    Class M                                                                    (177,085)          (29,335)
----------------------------------------------------------------------------------------------------------
    Class Y                                                                    (342,603)          (41,182)
----------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                           196,171,372        84,941,848
----------------------------------------------------------------------------------------------------------
Total increase in net assets                                                189,511,861        95,354,053

Net assets
----------------------------------------------------------------------------------------------------------
Beginning of period                                                         228,860,587       133,506,534
----------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $842,236  and $2,258,348, respectively)                          $418,372,448      $228,860,587
----------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------
                                              Six months
                                                   ended                                     For the period
Per-share                                       March 31                                       Feb. 7, 1994+
operating performance                         (Unaudited)          Year ended September 30      to Sept. 30
------------------------------------------------------------------------------------------------------------------
                                                    1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $9.69            $9.19            $8.23            $8.50
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                                .19 (d)          .36              .33 (a)          .18 (a)(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           .22              .68              .90             (.39)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                .41             1.04             1.23             (.21)
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                                   (.21)            (.36)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (.33)            (.18)              --               --
------------------------------------------------------------------------------------------------------------------
Total distributions                                 (.54)            (.54)            (.27)            (.06)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $9.56            $9.69            $9.19            $8.23
------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                           4.28 *          11.73            15.27            (2.47)*
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                  $262,089         $106,933          $57,341          $25,782
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                            .69 *           1.47             1.22 (a)          .75 (a)*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                           1.94 *           4.08             4.48 (a)         2.41 (a)*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            120.46 *         183.67            159.8            59.27 *
------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                     $.0420           $.0495
------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                   Six months
                                                        ended                                     For the period
Per-share                                            March 31                                      Feb. 18, 1994+
operating performance                              (Unaudited)          Year ended September 30      to Sept. 30
-----------------------------------------------------------------------------------------------------------------------
                                                         1997             1996             1995             1994
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                     $9.66            $9.16            $8.22            $8.50
-----------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                     .15 (d)          .29              .30 (a)          .15 (a)(d)
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                .23              .68              .85             (.39)
-----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                     .38              .97             1.15             (.24)
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------
From net
investment income                                        (.18)            (.29)            (.21)            (.04)
-----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                           (.33)            (.18)              --               --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                      (.51)            (.47)            (.21)            (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                           $9.53            $9.66            $9.16            $8.22
-----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                3.91 *          10.96            14.22            (2.79)*
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                       $111,945          $94,954          $65,783          $38,711
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                1.06 *           2.22             1.98 (a)         1.21 (a)*
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                1.54 *           3.33             3.81 (a)         1.92 (a)*
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                 120.46 *         183.67            159.8            59.27 *
-----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                          $.0420           $.0495
-----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS C
----------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                       ended                                     For the period
Per-share                                           March 31                                      Sept. 1, 1994+
operating performance                             (Unaudited)       Year ended September 30         to Sept. 30
----------------------------------------------------------------------------------------------------------------------
                                                        1997             1996             1995             1994
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                    $9.64            $9.15            $8.22            $8.33
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                    .15 (d)          .30              .29 (a)          .03 (a)(d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                               .24              .66              .87             (.10)
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                    .39              .96             1.16             (.07)
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                       (.18)            (.29)            (.23)            (.04)
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                          (.33)            (.18)              --               --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.51)            (.47)            (.23)            (.04)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                          $9.52            $9.64            $9.15            $8.22
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                               4.03 *          10.86            14.41            (.80) *
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                       $22,302          $16,326           $7,198             $273
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                               1.06 *           2.22             1.89 (a)          .16 (a)*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                               1.54 *           3.30             3.92 (a)          .48 (a)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                120.46 *         183.67            159.8            59.27 *
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                         $.0420           $.0495
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS M
----------------------------------------------------------------------------------------------------------------------
                                                                   Six months
                                                                        ended                     For the period
Per-share                                                            March 31       Year ended      Feb. 7, 1995+
operating performance                                              (Unaudited)        Sept. 30       to Sept. 30
----------------------------------------------------------------------------------------------------------------------
                                                                         1997             1996             1995
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                     $9.67            $9.18            $8.21
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                     .16 (d)          .33              .21 (a)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                .23              .66              .92
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                     .39              .99             1.13
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                                        (.19)            (.32)            (.16)
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                           (.33)            (.18)              --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.52)            (.50)            (.16)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                           $9.54            $9.67            $9.18
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                4.07 *          11.17            13.92 *
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                         $7,527           $4,622           $1,366
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                 .94 *           1.96             1.10 (a)*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                1.67 *           3.60             2.73 (a)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 120.46 *         183.67            159.8
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                                          $.0420           $.0495
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)
Putnam Asset Allocation: Conservative Portfolio
CLASS Y
----------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                       ended                                    For the period
Per-share                                           March 31                                     July 14, 1994+
operating performance                             (Unaudited)          Year ended September 30     to Sept. 30
----------------------------------------------------------------------------------------------------------------------
                                                        1997             1996             1995            1994
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                    $9.69            $9.19            $8.23            $8.23
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                    .20 (d)          .38              .36 (a)          .07 (a)(d)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                               .23              .68              .89               --
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                    .43             1.06             1.25              .07
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                       (.22)            (.38)            (.29)            (.07)
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                          (.33)            (.18)              --               --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.55)            (.56)            (.29)            (.07)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                          $9.57            $9.69            $9.19            $8.23
----------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                               4.48 *          11.99            15.54             1.01 *
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                       $14,509           $6,025           $1,818             $163
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                .56 *           1.22              .92 (a)          .21 (a)*
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                               2.05 *           4.45             4.93 (a)         1.04 (a)*
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                120.46 *         183.67            159.8            59.27 *
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (e)                                         $.0420           $.0495
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation. As a result of such limitation, expenses for the period ended
    September 30, 1994 reflect a reduction of $0.05, $0.04, none and $0.01per share for class A, class B, class C and class Y shares, respectively. Expenses for the year ended September 30, 1995 reflect a reduction of $0.03, $0.03, $0.03, $0.02 and $0.03 per share for class A, class B, class C, class M and class Y, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
March 31, 1997 (Unaudited)

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The trust offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the trust are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the trust in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. (See Sections F, G, H and I of Note 1) with respect to valuation of futures and options contracts, forward currency contracts, and TBA purchase commitments.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discounts, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if a fund is unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities it owns or in which it invests to increase its current returns.

The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

At March 31, 1997 the fund has deposited in a segregated account
$5,385,000 to cover margin requirements on open futures contracts.

H) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by a fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Federal taxes It is the policy of each fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

L) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

M) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $39,790.

-------------------------------------
Growth Portfolio              $13,264
Balanced Portfolio             13,263
Conservative Portfolio         13,263
-------------------------------------

These expenses are being amortized by each fund on a straight-line basis over a five-year period. The fund will reimburse Putnam Management for payment of these expenses.

Note 2
Management fee, administrative services, and other transactions Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of a fund, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% of any excess thereafter. Prior to January 20, 1997, any amount over $1.5 billion was based on a rate of 0.500%.

The trust reimburses Putnam Management for the compensation and related expenses of certain officers of the trust and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the Trust receive an annual Trustee's fee as follows:

-------------------------------------
Growth Portfolio                 $990
Balanced Portfolio              1,050
Conservative Portfolio            670
-------------------------------------

Trustees receive an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the funds and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Custodial functions for each of the funds' assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1997, fund expenses were reduced by $318,815, $181,763 and $78,019 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of each fund. The Plans provide for payments by the funds to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $421,966 and $43,267 from the sale of class A and class M shares, respectively and received $403,405 and $16,497 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $682 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1997, aggregate purchases and sales of investment securities other than short-term investments were as follows:

               U.S. Government Obligations
------------------------------------------
                Purchases            Sales
------------------------------------------
Growth
Portfolio     $63,766,090      $58,397,653
------------------------------------------
Balanced
Portfolio     164,913,002      156,546,685
------------------------------------------
Conservative
Portfolio     260,928,765      223,944,044
------------------------------------------

                          Other Securities
------------------------------------------
                 Purchases           Sales
------------------------------------------
Growth
Portfolio    $479,653,671     $242,814,299
------------------------------------------
Balanced
Portfolio     619,667,902      376,893,040
------------------------------------------
Conservative
Portfolio     275,031,616      153,240,667
------------------------------------------

In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                 Six months ended March 31
------------------------------------------
Class A                               1997
------------------------------------------
Growth Portfolio    Shares          Amount
------------------------------------------
Shares sold     10,240,852    $118,143,172
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions    1,148,494      12,920,398
------------------------------------------
Shares
repurchased     (3,149,848)    (36,093,509)
------------------------------------------
Net increase     8,239,498     $94,970,061
------------------------------------------

                   Year ended September 30
------------------------------------------
Class A                               1996
------------------------------------------
Growth Portfolio    Shares          Amount
------------------------------------------
Shares sold      9,342,955     $98,031,198
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      595,871       5,887,021
------------------------------------------
Shares
repurchased     (3,635,586)    (38,017,740)
------------------------------------------
Net increase     6,303,240     $65,900,479
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class B                               1997
------------------------------------------
Growth Portfolio    Shares          Amount
------------------------------------------
Shares sold      5,358,839     $61,222,904
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      914,890      10,219,355
------------------------------------------
Shares
repurchased     (1,169,601)    (13,360,634)
------------------------------------------
Net increase     5,104,128     $58,081,625
------------------------------------------

                   Year ended September 30
------------------------------------------
Class B                               1996
------------------------------------------
Growth Portfolio    Shares          Amount
------------------------------------------
Shares sold      7,548,843     $79,009,071
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      497,487       4,890,441
------------------------------------------
Shares
repurchased     (1,998,408)    (20,969,644)
------------------------------------------
Net increase     6,047,922     $62,929,868
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class C                               1997
------------------------------------------
Growth Portfolio    Shares          Amount
------------------------------------------
Shares sold      1,501,426     $17,064,802
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      138,801       1,540,691
------------------------------------------
Shares
repurchased       (163,904)     (1,866,519)
------------------------------------------
Net increase     1,476,323     $16,738,974
------------------------------------------

                   Year ended September 30
------------------------------------------
Class C                               1996
------------------------------------------
Growth Portfolio     Shares         Amount
------------------------------------------
Shares sold       1,769,324    $18,487,199
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions        39,163        383,411
------------------------------------------
Shares
repurchased        (159,930)    (1,670,535)
------------------------------------------
Net increase      1,648,557    $17,200,075
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class M                               1997
------------------------------------------
Growth Portfolio     Shares         Amount
------------------------------------------
Shares sold         935,696    $10,608,025
------------------------------------------
Shares issued in
connections with
reinvestment of
distributions        68,299        762,903
------------------------------------------
Shares
repurchased        (130,267)    (1,460,411)
------------------------------------------
Net increase        873,728     $9,910,517
------------------------------------------

                   Year ended September 30
------------------------------------------
Class M                               1996
------------------------------------------
Growth Portfolio    Shares          Amount
------------------------------------------
Shares sold        892,131      $9,515,068
------------------------------------------
Shares issued in
connections with
reinvestment of
distributions       15,633         153,833
------------------------------------------
Shares
repurchased       (130,938)     (1,395,250)
------------------------------------------
Net increase       776,826      $8,273,651
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class Y                               1997
------------------------------------------
Growth Portfolio    Shares          Amount
------------------------------------------
Shares sold     12,754,907    $147,153,913
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      874,946       9,878,178
------------------------------------------
Shares
repurchased     (1,983,312)    (22,934,088)
------------------------------------------
Net increase    11,646,541    $134,098,003
------------------------------------------

                   Year ended September 30
------------------------------------------
Class Y                               1996
------------------------------------------
Growth Portfolio   Shares           Amount
------------------------------------------
Shares sold     1,379,049      $14,660,733
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions     209,229        2,073,471
------------------------------------------
Shares
repurchased      (979,250)     (10,199,763)
------------------------------------------
Net increase      609,028       $6,534,441
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class A                               1997
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold     21,347,190   $ 227,877,874
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions    2,314,874      24,357,908
------------------------------------------
Shares
repurchased     (9,312,036)    (99,837,284)
------------------------------------------
Net increase    14,350,028    $152,398,498
------------------------------------------

                   Year ended September 30
------------------------------------------
Class A                               1996
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold     18,927,602    $190,362,013
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions    1,131,747      10,987,765
------------------------------------------
Shares
repurchased     (5,244,795)    (52,838,483)
------------------------------------------
Net increase    14,814,554    $148,511,295
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class B                               1997
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold      6,851,244     $73,322,739
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions    1,647,560      17,241,001
------------------------------------------
Shares
repurchased     (1,723,603)    (18,440,951)
------------------------------------------
Net increase     6,775,201     $72,122,789
------------------------------------------

                   Year ended September 30
------------------------------------------
Class B                               1996
------------------------------------------
Balanced
Portfolio           Shares          Amount
------------------------------------------
Shares sold     10,510,356    $104,852,168
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      908,070       8,719,363
------------------------------------------
Shares
repurchased     (3,118,506)    (31,217,860)
------------------------------------------
Net increase     8,299,920     $82,353,671
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class C                               1997
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold      1,633,319     $17,432,017
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      203,117       2,119,825
------------------------------------------
Shares
repurchased       (249,493)     (2,664,599)
------------------------------------------
Net increase     1,586,943     $16,887,243
------------------------------------------

                   Year ended September 30
------------------------------------------
Class C                               1996
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold      1,806,776     $18,035,995
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions       76,593         735,352
------------------------------------------
Shares
repurchased       (328,036)     (3,269,359)
------------------------------------------
Net increase     1,555,333     $15,501,988
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class M                               1997
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold      1,148,443     $12,327,146
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      109,298       1,149,275
------------------------------------------
Shares
repurchased       (117,229)     (1,260,799)
------------------------------------------
Net increase     1,140,512     $12,215,622
------------------------------------------

                   Year ended September 30
------------------------------------------
Class M                               1996
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold      1,164,306     $11,746,862
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions       28,876         282,108
------------------------------------------
Shares
repurchased       (159,031)     (1,609,042)
------------------------------------------
Net increase     1,034,151     $10,419,928
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class Y                               1997
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold      8,527,553     $89,597,458
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      879,849       9,265,751
------------------------------------------
Shares
repurchased     (1,456,569)    (15,694,660)
------------------------------------------
Net increase     7,950,833     $83,168,549
------------------------------------------


                   Year ended September 30
------------------------------------------
Class Y                               1996
------------------------------------------
Balanced Portfolio  Shares          Amount
------------------------------------------
Shares sold      5,351,957     $55,035,755
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      482,727       4,684,889
------------------------------------------
Shares
repurchased     (1,444,270)    (14,519,012)
------------------------------------------
Net increase     4,390,414     $45,201,632
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class A                               1997
------------------------------------------
Conservative
Portfolio           Shares          Amount
------------------------------------------
Shares sold     18,523,725    $180,763,627
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions    1,287,830      12,367,914
------------------------------------------
Shares
repurchased     (3,445,663)    (33,456,741)
------------------------------------------
Net increase    16,365,892    $159,674,800
------------------------------------------

                   Year ended September 30
------------------------------------------
Class A                               1996
------------------------------------------
Conservative
Portfolio           Shares          Amount
------------------------------------------
Shares sold     6,732,230      $63,071,227
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions     409,779        3,757,996
------------------------------------------
Shares
repurchased    (2,345,290)     (22,006,931)
------------------------------------------
Net increase    4,796,719      $44,822,292
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class B                               1997
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold     2,268,616      $22,001,831
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions     478,365        4,580,056
------------------------------------------
Shares
repurchased      (836,363)      (8,126,081)
------------------------------------------
Net increase    1,910,618      $18,455,806
------------------------------------------

                   Year ended September 30
------------------------------------------
Class B                               1996
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold     4,048,229      $37,715,056
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions     314,695        2,871,854
------------------------------------------
Shares
repurchased    (1,709,914)     (15,938,534)
------------------------------------------
Net increase    2,653,010      $24,648,376
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class C                               1997
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold       768,033       $7,434,142
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      94,506          902,939
------------------------------------------
Shares
repurchased      (212,598)      (2,053,124)
------------------------------------------
Net increase      649,941       $6,283,957
------------------------------------------

                   Year ended September 30
------------------------------------------
Class C                               1996
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold     1,074,609       $9,967,768
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      49,029          447,214
------------------------------------------
Shares
repurchased      (217,121)      (2,022,937)
------------------------------------------
Net increase      906,517       $8,392,045
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class M                               1997
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold       367,952       $3,574,879
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      29,517          283,130
------------------------------------------
Shares
repurchased       (86,879)        (841,576)
------------------------------------------
Net increase      310,590       $3,016,433
------------------------------------------

                   Year ended September 30
------------------------------------------
Class M                               1996
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold       409,443        3,838,426
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions       9,203           84,406
------------------------------------------
Shares
repurchased       (89,556)        (836,049)
------------------------------------------
Net increase      329,090       $3,086,783
------------------------------------------

                 Six months ended March 31
------------------------------------------
Class Y                               1997
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold     1,203,692      $11,749,445
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      62,540          601,305
------------------------------------------
Shares
repurchased      (372,130)      (3,610,374)
------------------------------------------
Net increase      894,102       $8,740,376
------------------------------------------

                   Year ended September 30
------------------------------------------
Class Y                               1996
------------------------------------------
Conservative
Portfolio          Shares           Amount
------------------------------------------
Shares sold       527,405        4,960,017
------------------------------------------
Shares issued in
connection with
reinvestment of
distributions      13,676          125,494
------------------------------------------
Shares
repurchased      (117,166)      (1,093,159)
------------------------------------------
Net increase      423,915       $3,992,352
------------------------------------------



Fund information


INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

William J. Curtin
Vice President

Peter Carman
Vice President and Fund Manager

Gary N. Coburn
Vice President and Fund Manager

William J. Landes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[PUTNAM LOGO OMITTED]

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

-----------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
-----------------

32912-250/259/264   5/97